Schedule of Investments
Invesco International Developed Dynamic Multifactor ETF (IMFL)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Australia-8.36%
Adbri Ltd.(a)	121,351	$164,142
Allkem Ltd.(a)(b)	42,944	244,877
ALS Ltd.	41,190	334,287
Alumina Ltd.(a)	322,155	155,932
AMP Ltd.	743,099	460,686
Ampol Ltd.	63,773	1,447,405
Ansell Ltd.	33,769	531,104
Aurizon Holdings Ltd.	171,854	402,236
Beach Energy Ltd.	468,469	461,268
Bendigo & Adelaide Bank Ltd.	147,730	873,735
BlueScope Steel Ltd.	104,481	1,439,558
Boral Ltd.(a)(b)	28,556	93,913
Challenger Ltd.	118,514	466,770
Charter Hall Group	27,054	186,557
Cleanaway Waste Management Ltd.	141,153	230,235
CSR Ltd.	97,981	381,352
Deterra Royalties Ltd.	45,906	150,972
Domino’s Pizza Enterprises Ltd.	3,954	141,047
Downer EDI Ltd.	178,156	500,856
EBOS Group Ltd.	42,933	981,150
Endeavour Group Ltd.	133,958	437,887
Evolution Mining Ltd.(b)	91,293	247,575
Harvey Norman Holdings Ltd.(b)	157,280	409,838
Iluka Resources Ltd.	112,170	513,927
Incitec Pivot Ltd.	521,304	1,009,300
Insignia Financial Ltd.(b)	90,052	125,986
JB Hi-Fi Ltd.(b)	28,979	919,223
Magellan Financial Group Ltd.	36,145	178,307
Metcash Ltd.	256,389	615,396
New Hope Corp. Ltd.(b)	141,138	486,624
Nufarm Ltd.	100,860	316,989
Orica Ltd.	26,767	277,222
Orora Ltd.	356,873	601,027
Perpetual Ltd.	9,526	142,304
Pilbara Minerals Ltd.(b)	347,920	839,706
Platinum Asset Management Ltd.	139,259	113,573
Qantas Airways Ltd.(a)	224,457	788,779
Qube Holdings Ltd.	130,650	252,952
Ramsay Health Care Ltd.	26,660	868,997
Region RE Ltd.	304,751	418,275
Seven Group Holdings Ltd.	13,812	294,340
Steadfast Group Ltd.	60,051	224,567
Tabcorp Holdings Ltd.	325,129	155,215
TPG Telecom Ltd.	19,776	61,891
Whitehaven Coal Ltd.	185,683	879,056
Yancoal Australia Ltd.(b)	44,202	143,024
		20,970,062
Austria-1.60%
ANDRITZ AG	9,859	535,276
Eurotelesites AG(a)	9,075	33,022
Mondi PLC(b)	66,861	1,190,924
OMV AG	13,069	558,263
Raiffeisen Bank International AG	34,279	572,248
Telekom Austria AG(a)	36,303	287,966
voestalpine AG	29,446	829,559
		4,007,258
Belgium-1.65%
Ackermans & van Haaren N.V.	5,886	974,250
Ageas S.A./N.V.	16,435	707,965
Elia Group S.A./N.V.	2,514	272,794
	Shares	Value
Belgium-(continued)
Solvay S.A., Class A	6,243	$723,066
Umicore S.A.(b)	54,709	1,464,269
		4,142,344
Brazil-0.44%
Yara International ASA	32,430	1,102,081
Burkina Faso-0.09%
Endeavour Mining PLC	9,565	222,681
Cambodia-0.06%
NagaCorp Ltd.(a)	290,000	139,982
Canada-1.70%
Canadian Tire Corp. Ltd., Class A(b)	14,091	1,466,936
George Weston Ltd.	6,653	780,931
IGM Financial, Inc.	8,850	219,904
Power Corp. of Canada	47,169	1,306,336
Saputo, Inc.(b)	25,032	487,033
		4,261,140
China-1.35%
AAC Technologies Holdings, Inc.	182,000	511,491
BOC Aviation Ltd.(c)	22,200	159,743
Kerry Logistics Network Ltd.	71,500	62,526
Lenovo Group Ltd.	926,000	1,144,117
MMG Ltd.(a)(b)	600,000	172,081
Nexteer Automotive Group Ltd.(b)	213,000	137,449
SITC International Holdings Co. Ltd.	344,000	519,724
Wilmar International Ltd.	133,099	362,018
Xinyi Glass Holdings Ltd.(b)	282,000	324,594
		3,393,743
Denmark-0.17%
H. Lundbeck A/S	46,266	221,406
ROCKWOOL A/S, Class B	768	207,815
		429,221
Finland-1.18%
Kesko OYJ, Class B	50,305	963,555
Orion OYJ, Class B	13,480	535,961
Stora Enso OYJ, Class R(b)	83,573	1,086,032
Valmet OYJ(b)	14,492	386,925
		2,972,473
France-4.56%
ALD S.A.(b)(c)	19,541	134,643
Arkema S.A.	9,268	943,075
Bouygues S.A.	22,040	839,510
Carrefour S.A.	63,963	1,213,998
Cie de L’Odet SE	97	145,208
Covivio S.A.	8,138	397,974
Eiffage S.A.	13,645	1,384,590
Eurazeo SE	8,887	667,612
JCDecaux SE(a)	19,253	367,412
Rexel S.A.(b)	60,551	1,462,067
SCOR SE	25,769	813,412
SEB S.A.	2,212	252,212
Teleperformance SE	6,373	893,883
Unibail-Rodamco-Westfield SE(a)(b)	8,077	514,492
Valeo SE	55,288	801,113
Wendel SE	7,176	607,979
		11,439,180
Germany-1.97%
Deutsche Lufthansa AG(a)	105,127	915,339
Evonik Industries AG	20,916	391,388
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Germany-(continued)
Fraport AG Frankfurt Airport Services Worldwide(a)	2,478	$141,568
Hella GmbH & Co. KGaA	1,705	148,454
HelloFresh SE(a)	9,839	150,510
HOCHTIEF AG	3,940	426,240
Siemens Energy AG, class A(a)	32,747	388,745
Sixt SE, Preference Shares	1,602	110,120
Talanx AG	3,311	240,601
Telefonica Deutschland Holding AG	237,835	609,829
thyssenkrupp AG	130,758	986,136
Traton SE	5,798	125,069
Wacker Chemie AG(b)	2,424	297,014
		4,931,013
Hong Kong-2.66%
ASMPT Ltd.	45,200	462,110
Bank of East Asia Ltd. (The)	259,200	314,280
Cafe de Coral Holdings Ltd.	88,000	108,165
Dah Sing Banking Group Ltd.	95,600	62,058
Dah Sing Financial Holdings Ltd.	47,600	98,122
DFI Retail Group Holdings Ltd.	79,853	177,274
Hang Lung Group Ltd.	238,000	318,743
Hang Lung Properties Ltd.	88,000	117,629
Hutchison Port Holdings Trust, Class U	1,341,138	205,194
Jardine Matheson Holdings Ltd.	16,780	647,876
Johnson Electric Holdings Ltd., Class H	95,000	147,177
Kerry Properties Ltd.	129,500	218,202
Man Wah Holdings Ltd.(b)	399,600	267,584
New World Development Co. Ltd.	340,000	505,845
NWS Holdings Ltd.	124,000	113,199
Orient Overseas International Ltd.	29,500	354,855
PCCW Ltd.	845,000	428,434
Swire Pacific Ltd., Class B	65,000	69,492
United Energy Group Ltd.(b)	1,970,000	186,651
Vitasoy International Holdings Ltd.(b)	50,000	54,415
VTech Holdings Ltd.	44,300	261,195
WH Group Ltd.	2,090,000	1,343,329
Yue Yuen Industrial Holdings Ltd.	184,500	211,423
		6,673,252
Indonesia-0.09%
First Pacific Co. Ltd.	602,000	238,170
Ireland-0.68%
AIB Group PLC	114,809	532,891
Glanbia PLC	27,078	457,354
Smurfit Kappa Group PLC	18,790	715,519
		1,705,764
Israel-3.26%
Airport City Ltd.(a)	7,563	118,722
Amot Investments Ltd.	45,756	233,443
Bank Hapoalim B.M.	96,253	814,407
Bank Leumi le-Israel B.M.	112,307	842,883
Bezeq The Israeli Telecommunication Corp. Ltd.	460,011	596,368
Big Shopping Centers Ltd.(a)(b)	3,668	328,870
Delek Group Ltd.(b)	2,063	266,953
Electra Ltd.(b)	360	136,872
Energix-Renewable Energies Ltd.	17,834	56,508
Fattal Holdings 1998 Ltd.(a)	854	87,828
First International Bank of Israel Ltd. (The)	13,765	551,842
Harel Insurance Investments & Financial Services Ltd.(b)	29,046	216,981
	Shares	Value
Israel-(continued)
ICL Group Ltd.	157,337	$791,734
Israel Corp. Ltd.(a)(b)	977	245,109
Israel Discount Bank Ltd., Class A	115,143	555,602
Melisron Ltd.(b)	4,241	295,404
Mivne Real Estate KD Ltd.	165,061	435,556
Mizrahi Tefahot Bank Ltd.	12,377	442,024
Phoenix Holdings Ltd. (The)	43,312	414,035
Strauss Group Ltd.(a)(b)	3,052	58,547
Tower Semiconductor Ltd.(a)	24,635	676,717
		8,166,405
Italy-2.52%
A2A S.p.A.	407,633	877,528
Banca Mediolanum S.p.A.	44,004	392,072
Banco BPM S.p.A.	155,778	862,425
Buzzi S.p.A.	6,620	193,579
Hera S.p.A.	204,733	647,814
Italgas S.p.A.(b)	72,912	406,920
Leonardo S.p.A.	64,645	992,416
Pirelli & C. S.p.A.(c)	129,861	645,829
Reply S.p.A.	1,918	224,341
Telecom Italia S.p.A.(a)(b)	1,762,318	512,636
Telecom Italia S.p.A., RSP(a)(b)	1,016,888	301,459
UnipolSai Assicurazioni S.p.A.	104,839	259,665
		6,316,684
Japan-32.71%
Activia Properties, Inc.	26	71,492
AEON Mall Co. Ltd.	16,591	192,973
AEON REIT Investment Corp.	57	55,444
AGC, Inc.	9,725	353,254
Aica Kogyo Co. Ltd.	5,362	120,598
Ain Holdings, Inc.(b)	6,275	191,007
Air Water, Inc.	40,360	530,043
Aisin Corp.	16,283	600,390
Alfresa Holdings Corp.	42,835	688,878
Alps Alpine Co. Ltd.	52,635	461,248
Amada Co. Ltd.	14,155	141,947
Amano Corp.	4,473	95,218
ANA Holdings, Inc.(a)(b)	8,240	170,112
Anritsu Corp.	10,437	90,614
As One Corp.	2,010	68,960
ASKUL Corp.	10,357	151,255
Benesse Holdings, Inc.	18,714	330,139
Bic Camera, Inc.	37,772	311,967
BIPROGY, Inc.	5,571	161,023
Brother Industries Ltd.	15,289	258,135
Calbee, Inc.	3,587	67,186
Canon Marketing Japan, Inc.	4,940	124,674
Casio Computer Co. Ltd.	11,938	100,859
Chubu Electric Power Co., Inc.	46,899	579,595
Coca-Cola Bottlers Japan Holdings, Inc.(b)	18,339	251,264
COMSYS Holdings Corp.	17,680	383,534
Concordia Financial Group Ltd.	50,961	239,198
Cosmo Energy Holdings Co. Ltd.	21,848	832,776
Cosmos Pharmaceutical Corp.(b)	955	101,098
CyberAgent, Inc.	39,795	240,813
Dai Nippon Printing Co. Ltd.	11,982	336,600
Daicel Corp.	41,714	400,958
Daido Steel Co. Ltd.	9,245	426,933
Daiichikosho Co. Ltd.	3,276	49,527
Daito Trust Construction Co. Ltd.	2,735	301,556
DeNA Co. Ltd.	8,440	85,864

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Denka Co. Ltd.	9,489	$169,773
DIC Corp.	21,596	355,490
DMG Mori Co. Ltd.	23,700	425,874
Dowa Holdings Co. Ltd.	12,025	427,527
Ebara Corp.(b)	5,438	307,921
Electric Power Development Co. Ltd.	43,732	679,638
ENEOS Holdings, Inc.	182,419	721,112
EXEO Group, Inc.	12,553	264,756
Ezaki Glico Co. Ltd.	4,510	124,438
Food & Life Cos. Ltd.	5,510	106,708
FP Corp.	4,321	81,577
Frontier Real Estate Investment Corp.	17	52,149
Fuji Electric Co. Ltd.	6,019	252,469
Fuji Media Holdings, Inc.	11,765	121,283
Fuji Oil Holdings, Inc.	10,013	157,271
Fujikura Ltd.	70,142	540,174
Fukuoka Financial Group, Inc.	9,149	212,457
Furukawa Electric Co. Ltd.	16,243	261,332
Fuyo General Lease Co. Ltd.	2,508	203,578
GMO Internet Group, Inc.	7,285	117,109
GS Yuasa Corp.	20,019	294,323
GungHo Online Entertainment, Inc.	8,144	126,263
Hachijuni Bank Ltd. (The)	18,732	101,506
Hakuhodo DY Holdings, Inc.	31,381	236,788
Haseko Corp.	27,995	344,363
Heiwa Corp.	8,131	115,721
Hirogin Holdings, Inc.	10,087	63,251
Hirose Electric Co. Ltd.	1,266	141,728
Horiba Ltd.	5,839	393,269
House Foods Group, Inc.	4,899	107,004
Hulic Co. Ltd.(b)	29,657	294,494
Idemitsu Kosan Co. Ltd.	49,918	1,369,550
IHI Corp.	24,161	466,762
Iida Group Holdings Co. Ltd.	12,577	188,015
Industrial & Infrastructure Fund Investment Corp.	61	56,942
INFRONEER Holdings, Inc.	57,378	606,052
Internet Initiative Japan, Inc.	4,542	81,632
Isetan Mitsukoshi Holdings Ltd.	19,123	216,150
Isuzu Motors Ltd.	39,081	516,947
ITO EN Ltd.	3,798	115,480
Itoham Yonekyu Holdings, Inc.	6,797	181,609
Iwatani Corp.	10,150	487,881
Iyogin Holdings, Inc.	9,191	59,423
Izumi Co. Ltd.	10,134	242,254
J. Front Retailing Co. Ltd.	24,675	226,078
Japan Airlines Co. Ltd.	5,808	110,436
Japan Aviation Electronics Industry Ltd.	5,411	107,865
Japan Post Insurance Co. Ltd.	16,072	300,599
Japan Prime Realty Investment Corp.	28	70,268
Japan Steel Works Ltd. (The)	4,194	72,441
Jeol Ltd.	2,743	108,766
JFE Holdings, Inc.	55,538	818,973
JGC Holdings Corp.	39,503	443,970
JTEKT Corp.	59,922	549,425
JustSystems Corp.	2,854	64,287
Kagome Co. Ltd.	2,743	58,948
Kajima Corp.	20,497	323,951
Kakaku.com, Inc.	5,175	58,721
Kamigumi Co. Ltd.	8,579	187,962
Kandenko Co. Ltd.	17,864	160,472
Kaneka Corp.	15,863	398,413
	Shares	Value
Japan-(continued)
Kansai Paint Co. Ltd.	11,305	$172,211
Kawasaki Heavy Industries Ltd.	23,578	536,360
Kawasaki Kisen Kaisha Ltd.(b)	32,372	1,136,255
KDX Realty Investment Corp.	46	52,741
Keikyu Corp.	12,769	109,003
Kewpie Corp.	10,669	186,194
Kinden Corp.	15,044	225,861
Kintetsu Group Holdings Co. Ltd.	21,968	616,088
Kobe Steel Ltd.	64,166	751,537
Koito Manufacturing Co. Ltd.	9,506	143,810
Kokuyo Co. Ltd.	8,180	127,402
Konica Minolta, Inc.(a)	63,922	202,314
K’s Holdings Corp.	38,129	324,845
Kuraray Co. Ltd.	35,629	362,592
Kusuri no Aoki Holdings Co. Ltd.	6,000	138,885
Kyudenko Corp.	4,871	153,641
Kyushu Electric Power Co., Inc.(a)	66,099	442,910
Kyushu Railway Co.	13,526	282,808
Lawson, Inc.	10,354	512,745
Lion Corp.	17,215	150,683
Lixil Corp.	34,180	417,438
Mabuchi Motor Co. Ltd.	2,221	69,829
Macnica Holdings, Inc.	12,149	600,978
Maruichi Steel Tube Ltd.	5,614	145,102
Mazda Motor Corp.	115,916	1,237,687
Mebuki Financial Group, Inc.	66,143	199,098
Medipal Holdings Corp.	39,114	619,114
MEIJI Holdings Co. Ltd.	10,923	252,913
Menicon Co. Ltd.	9,195	133,974
MINEBEA MITSUMI, Inc.	17,426	331,581
Mitsubishi Chemical Group Corp.	144,943	949,554
Mitsubishi Gas Chemical Co., Inc.	39,193	619,702
Mitsubishi Logistics Corp.	10,064	301,644
Mitsubishi Materials Corp.(b)	33,006	543,421
Mitsubishi Motors Corp.	147,664	480,843
Mitsui Chemicals, Inc.	25,646	750,809
Mitsui High-Tec, Inc.	1,266	63,362
Mitsui Mining & Smelting Co. Ltd.	14,445	443,605
Mitsui OSK Lines Ltd.	37,910	1,041,381
Miura Co. Ltd.	3,376	65,449
Morinaga & Co. Ltd.	1,390	49,616
Morinaga Milk Industry Co. Ltd.	14,044	262,194
Nabtesco Corp.	4,726	88,472
Nagase & Co. Ltd.	25,019	393,220
Nagoya Railroad Co. Ltd.	18,706	273,881
Nankai Electric Railway Co. Ltd.	7,496	142,101
NEC Networks & System Integration Corp.	4,891	71,429
NET One Systems Co. Ltd.	13,737	191,046
NGK Insulators Ltd.	31,311	382,082
NH Foods Ltd.	14,204	422,176
NHK Spring Co. Ltd.	40,921	311,402
Nichirei Corp.	10,954	238,886
Nifco, Inc.	5,303	129,566
Nihon Kohden Corp.	5,647	141,791
Nikon Corp.	19,858	191,347
Nippon Electric Glass Co. Ltd.(b)	20,276	427,917
Nippon Express Holdings, Inc.	18,150	990,893
Nippon Kayaku Co. Ltd.	16,226	148,173
Nippon Shinyaku Co. Ltd.	4,222	152,247
Nippon Shokubai Co. Ltd.	8,302	300,497
Nippon Yusen K.K.	31,985	859,799
Nipro Corp.	30,787	232,826

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Nishi-Nippon Railroad Co. Ltd.	20,009	$320,434
Nissan Motor Co. Ltd.	89,154	351,526
Niterra Co. Ltd.	15,828	367,555
NOF Corp.	2,010	93,066
NOK Corp.	21,017	267,981
Nomura Real Estate Holdings, Inc.	3,983	97,100
NS Solutions Corp.	2,795	87,819
NSK Ltd.	90,601	475,022
Obayashi Corp.	94,092	793,992
Oji Holdings Corp.	137,581	511,107
OKUMA Corp.	4,477	187,578
Open House Group Co. Ltd.	7,005	195,601
Orient Corp.(b)	15,080	110,370
Osaka Gas Co. Ltd.	29,307	570,935
OSG Corp.	12,793	159,312
PALTAC Corp.	8,347	268,475
Park24 Co. Ltd.(a)	5,386	65,670
Penta-Ocean Construction Co. Ltd.	33,565	183,996
Persol Holdings Co. Ltd.	202,280	348,638
Pigeon Corp.	5,919	66,423
Relo Group, Inc.	5,708	59,962
Rengo Co. Ltd.	55,268	349,736
Resonac Holdings Corp.	47,201	881,217
Resorttrust, Inc.	6,863	104,476
Ricoh Co. Ltd.	114,573	935,432
Rinnai Corp.	8,029	163,203
Ryohin Keikaku Co. Ltd.	13,297	210,156
Sanken Electric Co. Ltd.	1,477	75,481
Sankyo Co. Ltd.	5,716	246,990
Sankyu, Inc.	11,498	391,913
Sanwa Holdings Corp.	16,843	241,648
Sapporo Holdings Ltd.	3,330	129,880
Sawai Group Holdings Co. Ltd.	8,553	284,531
SBI Holdings, Inc.	46,055	999,076
SCREEN Holdings Co. Ltd.	5,856	426,618
Sega Sammy Holdings, Inc.	7,866	114,264
Seibu Holdings, Inc.	35,122	423,954
Seiko Epson Corp.	34,653	515,218
Seino Holdings Co. Ltd.	17,908	252,324
Sekisui Chemical Co. Ltd.	17,861	253,776
Sekisui House REIT, Inc.	159	91,097
Seven Bank Ltd.	36,069	73,268
SG Holdings Co. Ltd.	18,801	271,838
Sharp Corp.(a)	10,847	67,913
Shikoku Electric Power Co., Inc.	34,169	236,445
SHIMAMURA Co. Ltd.	1,870	209,408
Shimizu Corp.	82,813	544,263
Shinko Electric Industries Co. Ltd.	3,676	137,233
Ship Healthcare Holdings, Inc.	20,669	291,856
Sohgo Security Services Co. Ltd.	22,288	129,173
Sojitz Corp.	60,622	1,350,345
Sotetsu Holdings, Inc.	6,552	118,888
Stanley Electric Co. Ltd.	21,783	403,141
Subaru Corp.	22,921	406,372
Sugi Holdings Co. Ltd.	4,628	200,791
SUMCO Corp.	58,102	871,127
Sumitomo Bakelite Co. Ltd.	2,668	127,431
Sumitomo Chemical Co. Ltd.	301,298	769,371
Sumitomo Electric Industries Ltd.	70,844	878,871
Sumitomo Forestry Co. Ltd.	18,686	477,025
Sumitomo Heavy Industries Ltd.	15,964	381,080
Sumitomo Metal Mining Co. Ltd.	11,642	337,995
	Shares	Value
Japan-(continued)
Sumitomo Rubber Industries Ltd.	30,904	$357,360
Sundrug Co. Ltd.	5,605	169,665
Suzuken Co. Ltd.	18,340	625,621
Taisei Corp.	8,529	290,252
Taisho Pharmaceutical Holdings Co. Ltd.	4,222	248,148
Taiyo Yuden Co. Ltd.	6,608	171,374
Takara Bio, Inc.(b)	12,149	100,423
Takara Holdings, Inc.(b)	45,810	376,495
Takashimaya Co. Ltd.	21,315	287,281
TBS Holdings, Inc.	3,165	58,800
TechnoPro Holdings, Inc.	4,964	115,307
Teijin Ltd.	38,771	352,869
THK Co. Ltd.	16,030	320,253
Tobu Railway Co. Ltd.	7,396	182,855
Toda Corp.	14,358	82,000
Toho Gas Co. Ltd.	23,403	417,212
Tokai Carbon Co. Ltd.	41,078	303,983
Tokyo Gas Co. Ltd.	48,458	1,123,317
Tokyo Ohka Kogyo Co. Ltd.	1,209	74,935
Tokyo Seimitsu Co. Ltd.	1,899	110,175
Tokyo Tatemono Co. Ltd.	14,129	200,846
Tokyu Fudosan Holdings Corp.	70,062	433,163
TOPPAN Holdings, Inc.	10,792	252,873
Toray Industries, Inc.	70,353	365,054
Toshiba TEC Corp.	2,522	49,626
Tosoh Corp.	17,993	239,404
TOTO Ltd.	6,652	170,850
Toyo Seikan Group Holdings Ltd.	6,771	105,091
Toyo Suisan Kaisha Ltd.	4,011	213,526
Toyo Tire Corp.	22,469	373,052
Toyoda Gosei Co. Ltd.	14,869	297,511
Toyota Boshoku Corp.	14,970	258,217
TS Tech Co. Ltd.	18,277	225,750
Tsumura & Co.	15,020	283,971
Tsuruha Holdings, Inc.	2,877	242,093
Ulvac, Inc.	2,248	98,962
Ushio, Inc.	6,657	85,782
Welcia Holdings Co. Ltd.	13,813	241,437
Yamada Holdings Co. Ltd.	151,636	439,517
Yamaguchi Financial Group, Inc.	19,647	172,568
Yamaha Motor Co. Ltd.(b)	21,680	553,897
Yamato Holdings Co. Ltd.	19,416	345,216
Yamato Kogyo Co. Ltd.	3,962	199,983
Yamazaki Baking Co. Ltd.(b)	10,824	236,856
Yaoko Co. Ltd.	4,096	223,509
Yokohama Rubber Co. Ltd. (The)	23,230	516,816
Zenkoku Hosho Co. Ltd.	3,091	104,479
Zeon Corp.	6,845	63,618
		82,036,058
Luxembourg-0.09%
RTL Group S.A.	6,424	231,865
Mexico-0.04%
Fresnillo PLC	12,535	92,483
Netherlands-0.95%
Aalberts N.V.	9,077	359,215
ABN AMRO Bank N.V., CVA(c)	45,926	617,103
CTP N.V.(c)	8,014	128,713
OCI N.V.	25,653	552,522
Randstad N.V.(b)	12,398	737,247
		2,394,800

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
New Zealand-1.07%
a2 Milk Co. Ltd. (The)(a)	53,641	$137,495
Air New Zealand Ltd.	404,086	167,221
Fletcher Building Ltd.	206,988	591,928
Mainfreight Ltd.(b)	10,880	453,602
Meridian Energy Ltd.	67,298	216,770
Ryman Healthcare Ltd.	133,218	444,324
SKYCITY Entertainment Group Ltd.(b)	91,805	104,901
Spark New Zealand Ltd.	176,480	565,180
		2,681,421
Nigeria-0.16%
Airtel Africa PLC(c)	288,149	399,437
Norway-0.71%
Aker ASA, Class A	6,357	398,979
Norsk Hydro ASA	176,402	1,027,435
Var Energi ASA	107,295	344,716
		1,771,130
Poland-1.55%
Bank Polska Kasa Opieki S.A.	9,999	352,198
KGHM Polska Miedz S.A.	36,660	1,059,307
ORLEN S.A.	37,028	547,869
Powszechny Zaklad Ubezpieczen S.A.	130,332	1,489,415
Santander Bank Polska S.A.(a)(b)	3,591	447,092
		3,895,881
Portugal-0.48%
Galp Energia SGPS S.A.(b)	80,572	1,200,440
Singapore-2.07%
CapitaLand Ascott Trust	223,660	155,017
City Developments Ltd.	90,320	423,650
ComfortDelGro Corp. Ltd.	544,247	526,059
Frasers Logistics & Commercial Trust(c)	608,214	505,858
Jardine Cycle & Carriage Ltd.	16,731	357,536
Keppel DC REIT	97,770	134,794
Keppel REIT	403,517	261,533
NetLink NBN Trust(c)	214,124	135,572
Olam Group Ltd.	306,797	234,477
Sembcorp Industries Ltd.	118,004	454,474
Singapore Airlines Ltd.(b)	107,855	512,364
Singapore Post Ltd.(b)	396,885	133,822
StarHub Ltd.	153,086	122,735
Suntec REIT	432,564	372,732
UOL Group Ltd.	47,022	207,875
Venture Corp. Ltd.	69,509	652,591
		5,191,089
South Korea-10.11%
BGF retail Co. Ltd.	2,098	220,671
BNK Financial Group, Inc.	74,571	414,428
Cheil Worldwide, Inc.	13,741	208,434
CJ CheilJedang Corp.	2,112	505,839
CJ Corp.	3,356	239,315
CJ ENM Co. Ltd.(a)	2,671	158,585
CJ Logistics Corp.	2,140	187,601
Coway Co. Ltd.	6,233	241,561
Daewoo Engineering & Construction Co. Ltd.(a)	52,298	188,089
DB Insurance Co. Ltd.	11,936	774,362
DGB Financial Group, Inc.	39,370	259,385
DL E&C Co. Ltd.	7,786	231,139
DL Holdings Co. Ltd.	3,173	118,051
Doosan Bobcat, Inc.	5,091	179,940
E-MART, Inc.	5,274	309,863
	Shares	Value
South Korea-(continued)
F&F Co. Ltd.	774	$51,534
Fila Holdings Corp.	5,936	175,989
Green Cross Corp.	766	68,041
GS Engineering & Construction Corp.	16,389	205,918
GS Holdings Corp.	12,116	387,855
GS Retail Co. Ltd.	10,175	188,097
Hana Financial Group, Inc.	34,579	1,116,316
Hankook Tire & Technology Co. Ltd.	11,071	389,156
Hanwha Aerospace Co. Ltd.	2,243	218,884
Hanwha Corp.	11,813	234,401
Hanwha Corp., Third Pfd.	5,912	65,116
Hanwha Life Insurance Co. Ltd.(a)	94,136	201,749
Hanwha Solutions Corp.(a)	4,099	106,117
HD Hyundai Co. Ltd.	11,294	527,868
HD Hyundai Infracore Co. Ltd.	18,953	114,733
HL Mando Co. Ltd.	6,612	182,706
HMM Co. Ltd.	56,067	673,160
Hyundai Department Store Co. Ltd.	3,830	150,807
Hyundai Engineering & Construction Co. Ltd.	19,452	540,522
Hyundai Glovis Co. Ltd.	4,342	584,587
Hyundai Marine & Fire Insurance Co. Ltd.	15,754	380,983
Hyundai Steel Co.	22,591	616,365
Hyundai Wia Corp.	4,134	190,975
Industrial Bank of Korea	49,160	450,771
KB Financial Group, Inc.	14,653	595,138
KCC Corp.	1,081	174,699
Korea Aerospace Industries Ltd.	3,924	140,974
Korea Gas Corp.(a)	6,772	130,438
Korean Air Lines Co. Ltd.	35,276	613,840
Kumho Petrochemical Co. Ltd.	4,542	450,627
LG Display Co. Ltd.(a)	60,025	582,501
LG Electronics, Inc.	6,010	478,415
LG Innotek Co. Ltd.	3,561	656,914
LG Uplus Corp.	56,870	462,842
LOTTE Chemical Corp.	1,417	169,361
LOTTE Chilsung Beverage Co. Ltd.	913	104,594
LOTTE Corp.	6,873	149,164
LOTTE Fine Chemical Co. Ltd.	3,744	167,735
LOTTE Shopping Co. Ltd.	2,935	174,032
LS Corp.	4,479	294,052
Meritz Financial Group, Inc.(a)	10,005	430,398
Mirae Asset Securities Co. Ltd.	70,817	393,565
Mirae Asset Securities Co. Ltd., Second Pfd.	36,026	102,760
NCSoft Corp.	679	137,889
NH Investment & Securities Co. Ltd.	37,029	294,476
OCI Co. Ltd.(a)	657	53,827
OCI Holdings Co. Ltd.	3,221	246,665
Orion Corp.	816	74,443
Ottogi Corp.	379	111,190
Pan Ocean Co. Ltd.	63,550	222,892
Posco International Corp.	1,379	61,139
S-1 Corp.	2,216	103,401
Samsung C&T Corp.	3,025	279,721
Samsung Electro-Mechanics Co. Ltd.	2,262	255,454
Samsung Engineering Co. Ltd.(a)	8,818	172,580
Samsung Fire & Marine Insurance Co. Ltd.	1,793	361,338
Samsung SDS Co. Ltd.	1,600	208,844
Samsung Securities Co. Ltd.	16,917	514,007
SD Biosensor, Inc.	8,833	77,776
Seegene, Inc.	6,846	113,556
Shinhan Financial Group Co. Ltd.	26,233	750,299
Shinsegae, Inc.	1,809	238,508

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
South Korea-(continued)
SK Innovation Co. Ltd.(a)	2,588	$287,054
SK Networks Co. Ltd.	25,317	111,264
SK, Inc.	6,770	858,483
S-Oil Corp.	7,543	398,739
Woori Financial Group, Inc.	107,222	1,082,068
		25,347,575
Spain-1.88%
Acciona S.A.	3,134	442,826
ACS Actividades de Construccion y Servicios S.A.	35,631	1,424,842
Banco de Sabadell S.A.	337,794	493,880
Bankinter S.A.	71,053	499,577
Enagas S.A.(b)	33,775	619,112
Mapfre S.A.	262,853	579,908
Merlin Properties SOCIMI S.A.	18,189	183,774
Redeia Corp. S.A.	28,565	479,353
		4,723,272
Sweden-4.02%
Axfood AB(b)	14,764	368,577
Boliden AB(a)	50,004	1,335,654
Electrolux AB, Class B(a)(b)	57,270	564,292
Fastighets AB Balder, Class B(a)(b)	107,937	637,187
Getinge AB, Class B	40,370	859,112
Holmen AB, Class B	8,226	345,326
Husqvarna AB, Class B(b)	26,146	199,909
Sagax AB, Class D	27,525	70,659
Securitas AB, Class B(b)	130,073	1,172,275
Skanska AB, Class B	89,986	1,446,976
SKF AB, Class B	27,421	515,770
SSAB AB, Class A	11,528	87,393
SSAB AB, Class B	33,371	247,062
Sweco AB, Class B	21,170	253,947
Tele2 AB, Class B	92,004	722,240
Trelleborg AB, Class B	32,573	1,012,112
Volvo Car AB, Class B(a)(b)	79,165	258,145
		10,096,636
Switzerland-1.82%
Adecco Group AG	35,117	1,699,008
Avolta AG(a)	13,638	478,832
Baloise Holding AG(b)	3,694	568,830
DKSH Holding AG	8,093	537,486
Emmi AG(b)	129	136,039
Georg Fischer AG	7,784	512,936
Helvetia Holding AG	2,449	337,123
PSP Swiss Property AG	2,220	295,132
		4,565,386
United Kingdom-9.16%
Aviva PLC	218,541	1,155,065
B&M European Value Retail S.A.	73,572	534,243
Barratt Developments PLC	181,213	1,178,692
Beazley PLC	119,869	813,371
Berkeley Group Holdings PLC (The)	13,605	798,470
	Shares	Value
United Kingdom-(continued)
BT Group PLC	527,949	$821,411
Centrica PLC	439,627	829,532
DCC PLC	26,413	1,786,235
Dowlais Group PLC	355,205	459,340
DS Smith PLC	343,027	1,261,946
Hargreaves Lansdown PLC	22,091	200,909
Hiscox Ltd.	19,020	244,636
Howden Joinery Group PLC	61,999	574,687
IMI PLC	17,509	346,447
International Consolidated Airlines Group S.A.(a)	199,456	386,580
ITV PLC(b)	988,770	752,543
J Sainsbury PLC	450,669	1,631,131
JD Sports Fashion PLC	141,102	280,536
Johnson Matthey PLC	47,783	937,609
Kingfisher PLC	508,869	1,413,382
Pepco Group N.V.(a)(c)	18,090	102,912
Persimmon PLC	85,134	1,348,810
Renishaw PLC	1,913	75,947
RS GROUP PLC	60,001	567,712
Smiths Group PLC	42,572	888,174
Tate & Lyle PLC	28,700	224,173
Taylor Wimpey PLC	938,142	1,538,590
Wise PLC, Class A(a)	111,879	1,105,873
WPP PLC	81,548	729,670
		22,988,626
United States-0.67%
Samsonite International S.A.(a)(c)	109,200	318,779
Signify N.V.	33,655	978,981
Sims Ltd.(b)	42,088	373,389
		1,671,149
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $246,576,726)		250,398,701
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.09%
Invesco Private Government Fund, 5.32%(d)(e)(f)	5,681,095	5,681,095
Invesco Private Prime Fund, 5.55%(d)(e)(f)	14,596,222	14,602,060
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,279,694)		20,283,155
TOTAL INVESTMENTS IN SECURITIES-107.92% (Cost $266,856,420)		270,681,856
OTHER ASSETS LESS LIABILITIES-(7.92)%		(19,854,843)
NET ASSETS-100.00%		$250,827,013

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
CVA-Dutch Certificates
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $3,148,589, which represented 1.26% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,938,304	$(1,938,304)	$-	$-	$-	$860
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,071,761	10,321,810	(9,712,476)	-	-	5,681,095	71,468*
Invesco Private Prime Fund	13,041,667	18,739,366	(17,184,776)	3,549	2,254	14,602,060	190,095*
Total	$18,113,428	$30,999,480	$(28,835,556)	$3,549	$2,254	$20,283,155	$262,423

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-2.18%
Alphabet, Inc., Class A(b)	14,640	$1,940,239
Alphabet, Inc., Class C(b)	13,510	1,809,259
Charter Communications, Inc., Class A(b)	3,590	1,436,467
Comcast Corp., Class A	73,052	3,060,148
Electronic Arts, Inc.	10,686	1,474,775
Fox Corp., Class A(c)	71,614	2,115,478
Interpublic Group of Cos., Inc. (The)	490,609	15,081,321
Iridium Communications, Inc.	75,060	2,859,786
Liberty Broadband Corp.(b)(d)	64,295	0
Liberty Media Corp.-Liberty Formula One(b)	53,666	3,416,377
Live Nation Entertainment, Inc.(b)(c)	30,498	2,568,542
Madison Square Garden Sports Corp., Class A(b)(c)	7,262	1,228,658
Meta Platforms, Inc., Class A(b)	11,938	3,905,517
Netflix, Inc.(b)	10,373	4,916,491
New York Times Co. (The), Class A	41,350	1,943,036
News Corp., Class A	332,293	7,323,738
News Corp., Class B(c)	117,150	2,699,136
Nexstar Media Group, Inc., Class A(c)	12,257	1,739,636
Omnicom Group, Inc.	253,382	20,430,191
Pinterest, Inc., Class A(b)	292,067	9,950,723
Roblox Corp., Class A(b)(c)	110,285	4,335,303
Spotify Technology S.A.(b)	41,668	7,713,163
Take-Two Interactive Software, Inc.(b)	7,701	1,218,298
Walt Disney Co. (The)(b)	12,322	1,142,126
Warner Bros Discovery, Inc.(b)	114,447	1,195,971
ZoomInfo Technologies, Inc., Class A(b)(c)	180,977	2,600,639
		108,105,018
Consumer Discretionary-16.36%
Airbnb, Inc., Class A(b)(c)	35,325	4,462,961
Aptiv PLC(b)	63,868	5,290,825
Aramark(c)	371,614	10,408,908
AutoNation, Inc.(b)(c)	60,094	8,128,915
AutoZone, Inc.(b)	5,293	13,814,359
Bath & Body Works, Inc.	29,988	978,209
Best Buy Co., Inc.	43,529	3,087,947
Booking Holdings, Inc.(b)	3,595	11,236,891
BorgWarner, Inc.	557,237	18,773,315
Boyd Gaming Corp.	110,936	6,550,771
Bright Horizons Family Solutions, Inc.(b)(c)	34,672	3,031,720
Brunswick Corp.(c)	109,614	8,645,256
Burlington Stores, Inc.(b)(c)	8,481	1,438,293
Caesars Entertainment, Inc.(b)	84,247	3,767,526
Capri Holdings Ltd.(b)	172,543	8,357,983
CarMax, Inc.(b)(c)	67,872	4,339,736
Chipotle Mexican Grill, Inc.(b)	4,032	8,879,472
Choice Hotels International, Inc.(c)	9,269	1,022,185
Churchill Downs, Inc.	73,374	8,494,508
Columbia Sportswear Co.(c)	13,221	1,035,601
Coupang, Inc. (South Korea)(b)(c)	177,053	2,705,370
Crocs, Inc.(b)(c)	142,169	15,014,468
D.R. Horton, Inc.	282,510	36,068,052
Darden Restaurants, Inc.(c)	105,337	16,482,080
Deckers Outdoor Corp.(b)	28,505	18,926,465
Dick’s Sporting Goods, Inc.(c)	149,225	19,414,172
DoorDash, Inc., Class A(b)	25,182	2,366,604
DraftKings, Inc., Class A(b)	48,131	1,840,529
eBay, Inc.	43,989	1,803,989
Etsy, Inc.(b)(c)	37,103	2,812,778
Expedia Group, Inc.(b)	31,210	4,250,178
Five Below, Inc.(b)(c)	38,428	7,242,141
	Shares	Value
Consumer Discretionary-(continued)
Floor & Decor Holdings, Inc., Class A(b)(c)	54,729	$5,019,197
Ford Motor Co.	2,150,987	22,069,127
Garmin Ltd.	40,638	4,967,589
General Motors Co.	278,100	8,787,960
Gentex Corp.	72,932	2,217,862
Genuine Parts Co.	114,525	15,206,629
Grand Canyon Education, Inc.(b)(c)	30,991	4,237,090
Harley-Davidson, Inc.	66,283	1,987,827
Hilton Worldwide Holdings, Inc.	45,542	7,629,196
Hyatt Hotels Corp., Class A(c)	69,529	7,979,148
Las Vegas Sands Corp.	76,497	3,528,042
Lear Corp.	43,714	5,846,748
Leggett & Platt, Inc.	54,228	1,240,194
Lennar Corp., Class A	327,706	41,920,152
Lennar Corp., Class B(c)	19,590	2,247,757
Lithia Motors, Inc., Class A(c)	4,426	1,181,698
LKQ Corp.	205,321	9,142,944
Lowe’s Cos., Inc.	39,377	7,829,329
lululemon athletica, inc.(b)	24,548	10,968,046
Marriott International, Inc., Class A	26,619	5,395,671
Marriott Vacations Worldwide Corp.	20,373	1,485,192
McDonald’s Corp.	7,919	2,231,891
MGM Resorts International	574,072	22,641,400
Murphy USA, Inc.	36,470	13,477,488
NIKE, Inc., Class B	14,423	1,590,424
Norwegian Cruise Line Holdings Ltd.(b)(c)	90,689	1,384,821
NVR, Inc.(b)	4,392	27,034,473
Ollie’s Bargain Outlet Holdings, Inc.(b)	41,529	3,042,830
O’Reilly Automotive, Inc., Class R(b)	15,089	14,823,132
Penske Automotive Group, Inc.(c)	48,152	7,189,094
Phinia, Inc.	110,665	2,821,958
Planet Fitness, Inc., Class A(b)(c)	17,366	1,179,846
Polaris, Inc.	44,666	3,683,605
Pool Corp.(c)	13,684	4,752,727
PulteGroup, Inc.	530,176	46,878,162
PVH Corp.	117,263	11,465,976
Ralph Lauren Corp.	61,767	7,991,414
RH(b)(c)	20,277	5,474,182
Ross Stores, Inc.	131,811	17,185,518
Royal Caribbean Cruises Ltd.(b)(c)	56,418	6,062,678
Service Corp. International	31,209	1,912,175
Skechers U.S.A., Inc., Class A(b)(c)	250,288	14,744,466
Starbucks Corp.	79,731	7,917,288
Tapestry, Inc.	297,036	9,407,130
Tempur Sealy International, Inc.(c)	414,509	16,713,003
Texas Roadhouse, Inc.	116,132	13,071,818
Thor Industries, Inc.(c)	102,014	10,106,527
TJX Cos., Inc. (The)	131,966	11,627,524
Toll Brothers, Inc.(c)	274,147	23,546,486
TopBuild Corp.(b)	45,072	13,331,396
Tractor Supply Co.(c)	37,425	7,597,649
Travel + Leisure Co.	41,837	1,491,071
Ulta Beauty, Inc.(b)	27,291	11,625,693
Vail Resorts, Inc.(c)	10,366	2,252,635
Valvoline, Inc.	181,559	6,216,580
Wendy’s Co. (The)	196,658	3,687,338
Williams-Sonoma, Inc.(c)	14,684	2,753,837
Wingstop, Inc.(c)	25,494	6,127,738
Wyndham Hotels & Resorts, Inc.	13,943	1,078,352
Wynn Resorts Ltd.	50,967	4,302,634
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
YETI Holdings, Inc.(b)(c)	43,812	$1,868,144
Yum! Brands, Inc.	57,271	7,190,374
		811,041,082
Consumer Staples-5.05%
Albertson’s Cos., Inc., Class A	112,757	2,454,720
Altria Group, Inc.	93,960	3,950,078
Archer-Daniels-Midland Co.	68,460	5,047,556
BJ’s Wholesale Club Holdings, Inc.(b)(c)	161,577	10,434,643
Boston Beer Co., Inc. (The), Class A(b)	3,877	1,375,405
Campbell Soup Co.	77,716	3,122,629
Casey’s General Stores, Inc.	42,196	11,620,778
Celsius Holdings, Inc.(b)(c)	80,916	4,006,151
Church & Dwight Co., Inc.(c)	61,243	5,917,911
Clorox Co. (The)	49,877	7,149,868
Colgate-Palmolive Co.	38,379	3,023,114
Conagra Brands, Inc.	240,580	6,806,008
Constellation Brands, Inc., Class A	8,981	2,159,841
Costco Wholesale Corp.	2,918	1,729,615
Coty, Inc., Class A(b)(c)	468,075	5,336,055
Darling Ingredients, Inc.(b)	62,140	2,726,082
Dollar General Corp.	8,404	1,101,933
Dollar Tree, Inc.(b)(c)	120,555	14,899,393
Estee Lauder Cos., Inc. (The), Class A	11,196	1,429,617
Flowers Foods, Inc.	139,509	2,903,182
General Mills, Inc.	112,781	7,179,639
Hershey Co. (The)	31,366	5,894,299
Ingredion, Inc.	106,125	10,876,751
JM Smucker Co. (The)	63,900	7,011,747
Kellanova	42,694	2,243,143
Kimberly-Clark Corp.	54,988	6,803,665
Kraft Heinz Co. (The)	107,402	3,770,884
Kroger Co. (The)	196,523	8,700,073
Lamb Weston Holdings, Inc.	95,189	9,521,756
McCormick & Co., Inc.	31,435	2,037,931
Molson Coors Beverage Co., Class B	135,821	8,358,424
Mondelez International, Inc., Class A	80,803	5,741,861
Monster Beverage Corp.(b)	69,554	3,835,903
PepsiCo, Inc.	8,989	1,512,759
Performance Food Group Co.(b)	334,400	21,752,720
Philip Morris International, Inc.	11,939	1,114,625
Post Holdings, Inc.(b)(c)	65,116	5,562,860
Procter & Gamble Co. (The)	7,218	1,108,107
Reynolds Consumer Products, Inc.	42,740	1,121,498
Sysco Corp.	27,336	1,972,839
Target Corp.	79,751	10,671,481
US Foods Holding Corp.(b)	562,299	24,645,565
Walgreens Boots Alliance, Inc.	33,682	671,619
Walmart, Inc.	7,105	1,106,177
WK Kellogg Co.	10,673	119,538
		250,530,443
Energy-4.37%
Antero Midstream Corp.	460,950	6,139,854
Baker Hughes Co., Class A	70,189	2,368,879
Cheniere Energy, Inc.	54,772	9,976,720
Chesapeake Energy Corp.(c)	99,833	8,017,588
Chevron Corp.	35,220	5,057,592
ConocoPhillips	51,589	5,962,141
Coterra Energy, Inc.	155,669	4,086,311
Devon Energy Corp.	61,142	2,749,556
Diamondback Energy, Inc.	56,973	8,797,201
DT Midstream, Inc.(c)	28,969	1,659,634
	Shares	Value
Energy-(continued)
EOG Resources, Inc.	33,415	$4,112,384
EQT Corp.	38,360	1,532,866
Exxon Mobil Corp.	20,043	2,059,218
Halliburton Co.	33,902	1,255,391
Hess Corp.	50,306	7,071,011
HF Sinclair Corp.	37,476	1,966,740
Kinder Morgan, Inc.	302,402	5,313,203
Marathon Oil Corp.	60,818	1,546,602
Marathon Petroleum Corp.	224,933	33,557,754
Occidental Petroleum Corp.	53,860	3,185,819
ONEOK, Inc.	277,909	19,134,035
Phillips 66	130,500	16,820,145
Pioneer Natural Resources Co.	25,176	5,831,769
Range Resources Corp.(c)	213,198	6,928,935
Schlumberger N.V.	89,965	4,681,779
Targa Resources Corp.	186,130	16,835,458
TechnipFMC PLC (United Kingdom)(c)	1,089,695	22,578,480
Texas Pacific Land Corp.	694	1,160,333
Valero Energy Corp.	23,347	2,926,780
Williams Cos., Inc. (The)	95,844	3,526,101
		216,840,279
Financials-13.12%
Affiliated Managers Group, Inc.	51,068	6,922,267
Aflac, Inc.	267,127	22,094,074
Allstate Corp. (The)	79,977	11,026,429
American Express Co.(c)	6,916	1,181,045
American Financial Group, Inc.	9,525	1,089,565
American International Group, Inc.	122,041	8,031,518
Ameriprise Financial, Inc.	58,056	20,523,376
Annaly Capital Management, Inc.(c)	240,045	4,337,613
Aon PLC, Class A	23,835	7,829,559
Apollo Global Management, Inc.(c)	93,873	8,636,316
Arch Capital Group Ltd.(b)	359,717	30,104,716
Ares Management Corp., Class A	61,695	6,925,264
Arthur J. Gallagher & Co.	56,955	14,181,795
Assured Guaranty Ltd.	72,711	4,937,804
AXIS Capital Holdings Ltd.(c)	34,235	1,928,800
Bank of New York Mellon Corp. (The)	108,887	5,261,420
Bank OZK	42,236	1,767,999
BlackRock, Inc.	5,107	3,836,532
Blackstone, Inc., Class A	14,009	1,574,191
Blue Owl Capital, Inc.(c)	178,154	2,401,516
BOK Financial Corp.	25,333	1,818,149
Brighthouse Financial, Inc.(b)	21,568	1,122,183
Brown & Brown, Inc.	143,373	10,715,698
Capital One Financial Corp.	15,102	1,686,289
Carlyle Group, Inc. (The)(c)	43,580	1,493,922
Cboe Global Markets, Inc.	54,364	9,904,577
Charles Schwab Corp. (The)	21,216	1,300,965
Chubb Ltd.	24,210	5,554,500
Cincinnati Financial Corp.	9,470	973,421
Citigroup, Inc.	35,567	1,639,639
Columbia Banking System, Inc.	91,927	2,061,923
Corebridge Financial, Inc.(c)	136,540	2,871,436
Discover Financial Services	129,342	12,028,806
Equitable Holdings, Inc.	79,872	2,451,272
Euronet Worldwide, Inc.(b)	36,626	3,194,520
Evercore, Inc., Class A	64,193	9,471,677
Everest Group Ltd.	65,269	26,796,188
F.N.B. Corp.	265,658	3,185,239
FactSet Research Systems, Inc.	11,073	5,021,163
Fidelity National Financial, Inc.(c)	204,714	9,179,376

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
First American Financial Corp.	93,516	$5,573,554
First Citizens BancShares, Inc., Class A	8,816	12,940,918
First Horizon Corp.	194,192	2,483,716
Fiserv, Inc.(b)	52,853	6,903,130
FleetCor Technologies, Inc.(b)	11,208	2,695,524
Franklin Resources, Inc.(c)	144,926	3,594,165
Global Payments, Inc.	27,258	3,173,921
Globe Life, Inc.	69,771	8,590,903
Goldman Sachs Group, Inc. (The)	22,030	7,524,126
Hartford Financial Services Group, Inc. (The)	137,015	10,709,092
Houlihan Lokey, Inc.	24,488	2,637,847
Huntington Bancshares, Inc.	233,178	2,625,584
Interactive Brokers Group, Inc., Class A	181,736	14,146,330
Intercontinental Exchange, Inc.	43,836	4,990,290
Invesco Ltd.(e)	95,093	1,356,977
Janus Henderson Group PLC	117,653	3,081,332
Jefferies Financial Group, Inc.	113,932	4,037,750
JPMorgan Chase & Co.	12,846	2,005,004
Kinsale Capital Group, Inc.	23,636	8,274,964
Loews Corp.	60,437	4,248,117
LPL Financial Holdings, Inc.	40,198	8,936,015
Markel Group, Inc.(b)	2,322	3,341,567
MarketAxess Holdings, Inc.	11,944	2,867,993
Marsh & McLennan Cos., Inc.	30,702	6,122,593
MetLife, Inc.	21,093	1,342,148
MGIC Investment Corp.	709,148	12,473,913
Moody’s Corp.	11,478	4,189,011
Morgan Stanley	13,342	1,058,554
MSCI, Inc.	12,976	6,758,550
Nasdaq, Inc.	60,035	3,352,354
New York Community Bancorp, Inc.(c)	99,444	935,768
NU Holdings Ltd., Class A (Brazil)(b)(c)	491,543	4,001,160
Old Republic International Corp.	458,111	13,427,233
OneMain Holdings, Inc.	102,293	4,326,994
Primerica, Inc.	71,811	15,045,123
Principal Financial Group, Inc.	148,046	10,930,236
Progressive Corp. (The)	60,773	9,968,595
Prudential Financial, Inc.	20,194	1,974,569
Raymond James Financial, Inc.	24,259	2,550,834
Regions Financial Corp.	83,278	1,389,077
Reinsurance Group of America, Inc.	119,593	19,500,835
RenaissanceRe Holdings Ltd. (Bermuda)(c)	29,263	6,272,817
Rithm Capital Corp.	434,090	4,505,854
RLI Corp.	26,660	3,615,096
Rocket Cos., Inc., Class A(b)(c)	308,096	2,877,617
Ryan Specialty Holdings, Inc., Class A(b)(c)	146,511	6,720,460
S&P Global, Inc.	4,558	1,895,353
SEI Investments Co.	34,487	2,023,352
Shift4 Payments, Inc., Class A(b)(c)	70,257	4,624,316
SLM Corp.	222,413	3,342,867
State Street Corp.	174,411	12,700,609
Stifel Financial Corp.	42,946	2,620,565
Synchrony Financial	147,386	4,769,411
T. Rowe Price Group, Inc.	25,353	2,538,596
Toast, Inc., Class A(b)(c)	351,188	5,222,166
TPG, Inc.(c)	58,489	2,047,115
Tradeweb Markets, Inc., Class A	19,663	1,905,345
Travelers Cos., Inc. (The)	48,951	8,841,530
Unum Group	403,128	17,334,504
UWM Holdings Corp.(c)	228,377	1,244,655
Voya Financial, Inc.	115,359	8,249,322
	Shares	Value
Financials-(continued)
W.R. Berkley Corp.	24,992	$1,813,170
Wells Fargo & Co.	59,042	2,632,683
Western Alliance Bancorporation	118,909	6,090,519
WEX, Inc.(b)	11,541	2,037,910
White Mountains Insurance Group Ltd.(c)	789	1,208,685
Willis Towers Watson PLC	37,450	9,223,935
XP, Inc., Class A (Brazil)	49,185	1,145,519
		650,653,079
Health Care-8.25%
10X Genomics, Inc., Class A(b)(c)	50,350	2,191,232
AbbVie, Inc.	16,482	2,346,872
Acadia Healthcare Co., Inc.(b)	56,380	4,115,176
Agilent Technologies, Inc.	18,578	2,374,268
agilon health, inc.(b)(c)	91,422	970,902
Align Technology, Inc.(b)	26,554	5,677,245
Apellis Pharmaceuticals, Inc.(b)(c)	18,379	990,077
Becton, Dickinson and Co.	8,687	2,051,696
Biogen, Inc.(b)	21,138	4,947,983
BioMarin Pharmaceutical, Inc.(b)	42,985	3,915,074
Boston Scientific Corp.(b)	133,561	7,464,724
Bruker Corp.	61,809	4,023,148
Cardinal Health, Inc.	505,538	54,133,009
Cencora, Inc.(c)	99,440	20,223,113
Charles River Laboratories International, Inc.(b)	27,591	5,437,634
Chemed Corp.	8,757	4,965,219
Cigna Group (The)	20,943	5,505,496
Cooper Cos., Inc. (The)	17,758	5,983,025
DaVita, Inc.(b)	132,983	13,492,455
DexCom, Inc.(b)	46,988	5,428,054
Edwards Lifesciences Corp.(b)(c)	63,517	4,300,736
Elevance Health, Inc.	9,671	4,637,148
Encompass Health Corp.	161,344	10,514,788
Envista Holdings Corp.(b)	31,658	718,320
Exact Sciences Corp.(b)(c)	34,061	2,179,904
Exelixis, Inc.(b)	117,109	2,554,147
Fortrea Holdings, Inc.(b)(c)	10,410	306,470
GE HealthCare Technologies, Inc.	55,378	3,791,178
Gilead Sciences, Inc.	85,552	6,553,283
Globus Medical, Inc., Class A(b)	36,861	1,655,796
HCA Healthcare, Inc.	63,535	15,914,247
Henry Schein, Inc.(b)	54,481	3,635,517
Hologic, Inc.(b)	73,075	5,210,247
Humana, Inc.	16,274	7,890,612
ICON PLC(b)	9,239	2,466,259
IDEXX Laboratories, Inc.(b)	16,166	7,530,446
Inspire Medical Systems, Inc.(b)(c)	15,060	2,188,369
Insulet Corp.(b)(c)	13,368	2,527,755
Intuitive Surgical, Inc.(b)	15,952	4,958,520
IQVIA Holdings, Inc.(b)(c)	7,494	1,604,465
Karuna Therapeutics, Inc.(b)(c)	8,864	1,694,885
Laboratory Corp. of America Holdings	10,410	2,258,033
Masimo Corp.(b)(c)	23,264	2,181,233
McKesson Corp.	63,579	29,917,734
Medpace Holdings, Inc.(b)	11,491	3,110,843
Medtronic PLC	24,140	1,913,578
Merck & Co., Inc.	23,658	2,424,472
Mettler-Toledo International, Inc.(b)(c)	3,645	3,980,085
Moderna, Inc.(b)(c)	27,350	2,125,095
Molina Healthcare, Inc.(b)	32,401	11,844,510
Neurocrine Biosciences, Inc.(b)	12,686	1,479,061
Novocure Ltd.(b)(c)	32,207	395,180

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Penumbra, Inc.(b)(c)	19,542	$4,340,083
Perrigo Co. PLC	29,508	898,814
Premier, Inc., Class A	45,407	934,930
QIAGEN N.V.(b)	31,325	1,289,337
Quest Diagnostics, Inc.	19,624	2,693,001
R1 RCM, Inc.(b)(c)	98,539	1,042,543
Regeneron Pharmaceuticals, Inc.(b)	4,609	3,796,940
Repligen Corp.(b)(c)	17,907	2,815,876
ResMed, Inc.	13,050	2,058,376
Sarepta Therapeutics, Inc.(b)(c)	23,016	1,870,740
Shockwave Medical, Inc.(b)(c)	25,533	4,456,785
STERIS PLC	12,373	2,486,231
Stryker Corp.	21,926	6,497,332
Teleflex, Inc.(c)	10,732	2,422,105
Tenet Healthcare Corp.(b)	251,248	17,338,624
Thermo Fisher Scientific, Inc.	1,856	920,131
United Therapeutics Corp.(b)	5,327	1,278,480
Universal Health Services, Inc., Class B	110,198	15,150,021
Veeva Systems, Inc., Class A(b)	9,138	1,592,845
Vertex Pharmaceuticals, Inc.(b)	18,327	6,502,603
West Pharmaceutical Services, Inc.	22,074	7,742,676
Zimmer Biomet Holdings, Inc.	60,045	6,983,834
Zoetis, Inc.	17,222	3,042,611
		408,854,236
Industrials-21.50%
A.O. Smith Corp.	64,265	4,843,010
Acuity Brands, Inc.(c)	15,172	2,719,733
Advanced Drainage Systems, Inc.	85,791	10,390,148
AECOM	115,242	10,240,404
AGCO Corp.	68,294	7,753,418
Air Lease Corp., Class A	153,995	5,973,466
Alaska Air Group, Inc.(b)(c)	120,465	4,554,782
Allegion PLC	22,203	2,355,516
Allison Transmission Holdings, Inc.	130,690	6,989,301
American Airlines Group, Inc.(b)(c)	715,594	8,894,833
AMETEK, Inc.	52,604	8,165,719
Automatic Data Processing, Inc.	7,894	1,814,988
Axon Enterprise, Inc.(b)	33,789	7,767,077
AZEK Co., Inc. (The)(b)(c)	119,937	4,136,627
Boeing Co. (The)(b)	17,789	4,120,466
Booz Allen Hamilton Holding Corp.	41,656	5,212,415
Broadridge Financial Solutions, Inc.	18,055	3,499,420
Builders FirstSource, Inc.(b)(c)	305,286	40,941,905
BWX Technologies, Inc.	82,145	6,409,774
C.H. Robinson Worldwide, Inc.	38,557	3,163,602
CACI International, Inc., Class A(b)	34,315	11,013,399
Carlisle Cos., Inc.	16,356	4,586,386
Carrier Global Corp.	343,986	17,873,513
Caterpillar, Inc.	18,884	4,734,596
Ceridian HCM Holding, Inc.(b)(c)	101,621	7,001,687
Cintas Corp.	11,534	6,381,186
Clean Harbors, Inc.(b)(c)	105,535	17,060,788
CNH Industrial N.V. (United Kingdom)	659,352	7,081,440
Copart, Inc.(b)	218,270	10,961,519
Core & Main, Inc., Class A(b)	86,471	3,029,079
CSX Corp.	114,262	3,690,663
Cummins, Inc.	32,487	7,282,286
Curtiss-Wright Corp.	29,955	6,407,375
Deere & Co.	5,977	2,178,079
Delta Air Lines, Inc.	432,808	15,983,599
Donaldson Co., Inc.	124,951	7,602,019
Dover Corp.	40,956	5,781,349
	Shares	Value
Industrials-(continued)
Eaton Corp. PLC	41,690	$9,492,396
EMCOR Group, Inc.	97,292	20,676,496
Emerson Electric Co.	52,391	4,657,560
Equifax, Inc.	21,656	4,714,728
Esab Corp.	76,606	5,910,153
Expeditors International of Washington, Inc.	79,570	9,575,454
Fastenal Co.	91,560	5,490,853
FedEx Corp.	54,613	14,135,483
Ferguson PLC	35,610	6,101,417
Flowserve Corp.	136,674	5,229,147
Fortive Corp.	82,927	5,720,304
Fortune Brands Innovations, Inc.	142,553	9,754,902
FTI Consulting, Inc.(b)(c)	31,735	6,996,298
Gates Industrial Corp. PLC(b)	80,634	988,573
General Dynamics Corp.	10,660	2,632,700
General Electric Co.	79,501	9,683,222
Graco, Inc.(c)	79,612	6,431,057
GXO Logistics, Inc.(b)(c)	213,243	11,997,051
HEICO Corp.(c)	13,311	2,276,580
HEICO Corp., Class A	23,389	3,213,882
Hexcel Corp.	76,270	5,286,274
Honeywell International, Inc.	7,535	1,476,257
Howmet Aerospace, Inc.	185,755	9,770,713
Hubbell, Inc.	37,097	11,129,100
Huntington Ingalls Industries, Inc.	10,797	2,559,105
IDEX Corp.	20,354	4,104,995
Illinois Tool Works, Inc.	26,669	6,459,499
Ingersoll Rand, Inc.	156,362	11,168,938
ITT, Inc.	67,600	7,319,052
J.B. Hunt Transport Services, Inc.	19,456	3,604,613
Jacobs Solutions, Inc.	17,434	2,217,256
Johnson Controls International PLC	177,282	9,360,490
KBR, Inc.	267,842	13,839,396
Kirby Corp.(b)	43,256	3,319,898
Knight-Swift Transportation Holdings, Inc.	174,537	9,386,600
Landstar System, Inc.	54,751	9,452,760
Leidos Holdings, Inc.	33,815	3,629,026
Lennox International, Inc.	32,349	13,155,044
Lincoln Electric Holdings, Inc.(c)	48,459	9,597,790
Lockheed Martin Corp.	4,772	2,136,758
ManpowerGroup, Inc.	17,105	1,269,362
Masco Corp.	102,466	6,204,316
MasTec, Inc.(b)	53,951	3,271,589
MDU Resources Group, Inc.	192,383	3,682,211
Middleby Corp. (The)(b)	24,966	3,151,458
MSA Safety, Inc.	16,362	2,849,279
MSC Industrial Direct Co., Inc., Class A	64,818	6,314,570
Nordson Corp.	17,245	4,058,438
Norfolk Southern Corp.	12,565	2,741,180
Northrop Grumman Corp.	3,368	1,600,339
nVent Electric PLC	172,156	9,167,307
Old Dominion Freight Line, Inc.	24,698	9,609,004
Oshkosh Corp.	20,395	1,984,230
Otis Worldwide Corp.	104,069	8,928,080
Owens Corning	209,661	28,425,838
PACCAR, Inc.	198,076	18,187,338
Parker-Hannifin Corp.	33,162	14,365,115
Paycom Software, Inc.	18,072	3,282,960
Pentair PLC	103,551	6,683,182
Quanta Services, Inc.	63,990	12,049,957
RB Global, Inc. (Canada)	82,616	5,260,987
RBC Bearings, Inc.(b)(c)	16,578	4,272,814

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Regal Rexnord Corp.	65,296	$7,822,461
Republic Services, Inc.	30,135	4,877,048
Robert Half, Inc.(c)	18,085	1,482,608
Rockwell Automation, Inc.	31,969	8,805,541
Rollins, Inc.	52,991	2,158,853
RTX Corp.(c)	17,402	1,417,915
Ryder System, Inc.	19,726	2,113,444
Saia, Inc.(b)	34,867	13,611,728
Schneider National, Inc., Class B	78,956	1,818,357
Science Applications International Corp.	109,341	12,837,727
Sensata Technologies Holding PLC	21,849	710,311
SiteOne Landscape Supply, Inc.(b)(c)	48,519	6,832,446
Snap-on, Inc.	32,346	8,885,123
Southwest Airlines Co.(c)	39,864	1,019,322
SS&C Technologies Holdings, Inc.	69,147	3,890,210
Stericycle, Inc.(b)(c)	37,276	1,750,854
Tetra Tech, Inc.	24,112	3,813,313
Textron, Inc.	59,805	4,584,651
Timken Co. (The)	142,545	10,320,258
Toro Co. (The)	82,961	6,885,763
Trane Technologies PLC	73,970	16,673,578
TransDigm Group, Inc.	10,401	10,014,811
Trex Co., Inc.(b)(c)	51,630	3,628,040
Uber Technologies, Inc.(b)	28,733	1,619,967
U-Haul Holding Co.(b)(c)	19,608	1,110,009
U-Haul Holding Co., Series N(c)	40,588	2,197,840
United Airlines Holdings, Inc.(b)	638,697	25,164,662
United Parcel Service, Inc., Class B	12,420	1,882,996
United Rentals, Inc.	71,623	34,093,980
Valmont Industries, Inc.(c)	24,212	5,316,229
Verisk Analytics, Inc.	27,223	6,572,449
Vertiv Holdings Co.	448,868	19,597,577
Vestis Corp.(b)	185,807	3,402,126
W.W. Grainger, Inc.	16,862	13,256,736
Wabtec Corp.	50,804	5,921,714
Waste Management, Inc.	30,394	5,197,070
Watsco, Inc.(c)	30,293	11,578,893
WESCO International, Inc.	110,063	17,153,319
WillScot Mobile Mini Holdings Corp.(b)	200,362	8,359,103
Woodward, Inc.	29,185	3,945,228
XPO, Inc.(b)(c)	282,502	24,374,273
Xylem, Inc.	82,152	8,636,640
		1,065,942,114
Information Technology-17.79%
Adobe, Inc.(b)	11,522	7,040,057
Advanced Micro Devices, Inc.(b)	27,537	3,336,383
Akamai Technologies, Inc.(b)	26,925	3,110,645
Allegro MicroSystems, Inc. (Japan)(b)(c)	143,856	3,915,760
Amdocs Ltd.	147,620	12,366,127
Amphenol Corp., Class A	166,588	15,157,842
Analog Devices, Inc.	58,716	10,767,340
ANSYS, Inc.(b)	28,532	8,370,148
Apple, Inc.	43,972	8,352,481
Applied Materials, Inc.	139,620	20,912,284
Arista Networks, Inc.(b)	44,964	9,879,040
Arrow Electronics, Inc.(b)(c)	142,217	16,861,248
Atlassian Corp., Class A(b)	61,998	11,838,518
Autodesk, Inc.(b)	82,421	18,003,219
Avnet, Inc.	139,948	6,543,968
Bentley Systems, Inc., Class B	156,123	8,127,763
Broadcom, Inc.	6,029	5,581,226
Cadence Design Systems, Inc.(b)	62,431	17,060,519
	Shares	Value
Information Technology-(continued)
CDW Corp.	174,354	$36,767,772
Cirrus Logic, Inc.(b)	71,649	5,438,876
Cisco Systems, Inc.	27,319	1,321,693
Cloudflare, Inc., Class A(b)(c)	134,514	10,377,755
Cognex Corp.	75,405	2,842,769
Cognizant Technology Solutions Corp., Class A	97,685	6,875,070
Confluent, Inc., Class A(b)(c)	28,787	610,860
Corning, Inc.	206,765	5,890,735
Crane NXT Co.	118,171	6,081,080
CrowdStrike Holdings, Inc., Class A(b)	20,025	4,745,725
Dolby Laboratories, Inc., Class A(c)	52,607	4,531,041
DoubleVerify Holdings, Inc.(b)(c)	120,937	4,015,108
Dropbox, Inc., Class A(b)	393,425	11,086,716
DXC Technology Co.(b)	148,338	3,431,058
Dynatrace, Inc.(b)	148,163	7,934,129
Enphase Energy, Inc.(b)(c)	9,379	947,467
Entegris, Inc.	53,177	5,551,679
F5, Inc.(b)	13,378	2,290,180
Fair Isaac Corp.(b)	10,359	11,266,448
First Solar, Inc.(b)	49,851	7,865,491
Fortinet, Inc.(b)	234,879	12,345,240
Gartner, Inc.(b)	51,075	22,209,453
GoDaddy, Inc., Class A(b)(c)	96,436	9,649,386
HashiCorp, Inc., Class A(b)(c)	48,701	1,043,175
Hewlett Packard Enterprise Co.	1,138,162	19,246,319
HP, Inc.	251,155	7,368,888
HubSpot, Inc.(b)	28,654	14,153,070
International Business Machines Corp.	21,231	3,366,387
Intuit, Inc.	15,377	8,787,340
IPG Photonics Corp.(b)	28,595	2,738,257
Jabil, Inc.	319,798	36,879,105
Juniper Networks, Inc.	72,490	2,062,341
Keysight Technologies, Inc.(b)	42,634	5,793,534
KLA Corp.	58,719	31,979,542
Kyndryl Holdings, Inc.(b)	504,756	9,100,751
Lam Research Corp.	34,079	24,397,838
Lattice Semiconductor Corp.(b)	211,027	12,355,631
Littelfuse, Inc.	6,595	1,535,316
Manhattan Associates, Inc.(b)	71,707	15,994,246
Marvell Technology, Inc.	24,923	1,388,959
Microchip Technology, Inc.	388,625	32,426,870
Micron Technology, Inc.	273,422	20,812,883
Microsoft Corp.	18,424	6,981,038
MongoDB, Inc.(b)	10,563	4,391,462
Monolithic Power Systems, Inc.	13,721	7,528,987
Motorola Solutions, Inc.	36,806	11,883,553
NetApp, Inc.	130,263	11,904,736
Nutanix, Inc., Class A(b)	66,246	2,854,540
NVIDIA Corp.	7,218	3,375,859
Okta, Inc.(b)	14,757	989,457
ON Semiconductor Corp.(b)	420,091	29,965,091
Oracle Corp.	26,118	3,035,173
Palantir Technologies, Inc., Class A(b)(c)	394,889	7,917,524
Procore Technologies, Inc.(b)	34,604	2,044,750
PTC, Inc.(b)(c)	78,239	12,311,689
Pure Storage, Inc., Class A(b)(c)	214,345	7,139,832
Qorvo, Inc.(b)	16,644	1,606,146
Roper Technologies, Inc.	23,893	12,860,407
Salesforce, Inc.(b)	18,113	4,562,665
ServiceNow, Inc.(b)	6,982	4,787,837
Skyworks Solutions, Inc.	78,603	7,618,989

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Smartsheet, Inc., Class A(b)	82,699	$3,504,784
Snowflake, Inc., Class A(b)(c)	69,323	13,010,541
Splunk, Inc.(b)	29,434	4,460,428
Synopsys, Inc.(b)	22,127	12,020,050
TD SYNNEX Corp.	38,129	3,761,045
Teledyne Technologies, Inc.(b)	12,849	5,177,633
Teradata Corp.(b)	119,986	5,669,339
Teradyne, Inc.(c)	68,390	6,307,610
Texas Instruments, Inc.	27,753	4,238,161
Tyler Technologies, Inc.(b)	25,140	10,278,238
Universal Display Corp.	34,152	5,778,518
VeriSign, Inc.(b)	72,646	15,415,481
Viasat, Inc.(b)(c)	177,023	3,620,120
Vontier Corp.	173,227	5,842,947
Workday, Inc., Class A(b)	43,413	11,752,767
Zebra Technologies Corp., Class A(b)	20,139	4,772,540
		882,100,688
Materials-6.26%
Air Products and Chemicals, Inc.	19,239	5,205,111
Albemarle Corp.(c)	46,141	5,595,519
Amcor PLC	106,642	1,010,966
AptarGroup, Inc.	35,133	4,458,026
Ardagh Group S.A., Class A(b)(d)	16,236	76,431
Ashland, Inc.	12,871	1,028,650
Avery Dennison Corp.	49,471	9,622,110
Axalta Coating Systems Ltd.(b)	200,171	6,299,381
Ball Corp.	24,050	1,329,725
Berry Global Group, Inc.	143,496	9,487,956
Chemours Co. (The)	60,883	1,670,021
Cleveland-Cliffs, Inc.(b)(c)	70,594	1,211,393
Corteva, Inc.	53,903	2,436,416
Crown Holdings, Inc.(c)	23,262	2,000,765
Dow, Inc.	80,377	4,159,510
DuPont de Nemours, Inc.	101,204	7,240,134
Eagle Materials, Inc.	62,293	11,278,148
Eastman Chemical Co.	32,725	2,743,337
Ecolab, Inc.	28,153	5,397,775
Element Solutions, Inc.	64,264	1,346,973
FMC Corp.	25,452	1,365,754
Freeport-McMoRan, Inc.	56,181	2,096,675
Graphic Packaging Holding Co.	570,676	12,937,225
Linde PLC	8,156	3,374,708
Louisiana-Pacific Corp.	110,354	6,730,491
LyondellBasell Industries N.V., Class A	80,454	7,651,175
Martin Marietta Materials, Inc.	16,508	7,669,452
NewMarket Corp.	11,142	5,910,942
Nucor Corp.	176,327	29,970,300
Olin Corp.	114,868	5,414,878
Packaging Corp. of America	12,736	2,139,775
PPG Industries, Inc.	57,724	8,196,231
Reliance Steel & Aluminum Co.	128,693	35,424,035
Royal Gold, Inc.	19,968	2,432,102
RPM International, Inc.(c)	47,718	4,911,614
Sherwin-Williams Co. (The)	15,815	4,409,222
Silgan Holdings, Inc.	150,550	6,280,946
Sonoco Products Co.	91,927	5,070,693
Southern Copper Corp. (Mexico)(c)	17,237	1,239,857
Steel Dynamics, Inc.	367,293	43,755,615
United States Steel Corp.	477,769	17,151,907
	Shares	Value
Materials-(continued)
Vulcan Materials Co.	41,300	$8,820,028
Westlake Corp.	30,683	3,939,390
		310,491,362
Real Estate-2.26%
American Homes 4 Rent, Class A	45,171	1,638,352
AvalonBay Communities, Inc.(c)	5,891	1,018,790
Brixmor Property Group, Inc.	138,509	2,980,714
CBRE Group, Inc., Class A(b)	63,043	4,977,875
CoStar Group, Inc.(b)(c)	45,116	3,746,433
CubeSmart	73,551	2,924,388
EastGroup Properties, Inc.	11,681	2,029,574
EPR Properties	23,429	1,045,402
Equinix, Inc.	3,128	2,549,351
Extra Space Storage, Inc.(c)	36,657	4,771,642
Federal Realty Investment Trust	11,486	1,097,947
First Industrial Realty Trust, Inc.	55,782	2,624,543
Gaming and Leisure Properties, Inc.	92,639	4,329,020
Host Hotels & Resorts, Inc.(c)	343,237	5,996,350
Howard Hughes Holdings, Inc.(b)(c)	24,646	1,811,727
Invitation Homes, Inc.	61,344	2,046,436
Iron Mountain, Inc.	143,029	9,175,310
Kimco Realty Corp.	73,033	1,410,998
Lamar Advertising Co., Class A(c)	31,247	3,165,009
Mid-America Apartment Communities, Inc.	6,045	752,482
NNN REIT, Inc.	49,111	1,994,889
Omega Healthcare Investors, Inc.(c)	119,926	3,807,650
Park Hotels & Resorts, Inc.(c)	101,261	1,501,701
Prologis, Inc.	18,387	2,113,218
Public Storage	6,019	1,557,476
Regency Centers Corp.	26,571	1,668,127
Simon Property Group, Inc.	72,401	9,042,161
Spirit Realty Capital, Inc.	62,018	2,561,343
STAG Industrial, Inc.	86,288	3,093,425
VICI Properties, Inc.	152,959	4,571,945
Welltower, Inc.	12,853	1,145,202
Weyerhaeuser Co.	73,944	2,318,144
Zillow Group, Inc., Class A(b)	104,485	4,115,664
Zillow Group, Inc., Class C(b)(c)	310,803	12,724,275
		112,307,563
Utilities-2.74%
AES Corp. (The)(c)	203,640	3,504,644
Alliant Energy Corp.	22,818	1,153,906
Ameren Corp.	37,527	2,911,720
American Electric Power Co., Inc.	29,378	2,337,020
American Water Works Co., Inc.	17,056	2,248,663
Atmos Energy Corp.	40,908	4,655,739
Brookfield Renewable Corp., Class A	42,055	1,116,140
CenterPoint Energy, Inc.	137,560	3,888,821
CMS Energy Corp.	25,476	1,446,018
Consolidated Edison, Inc.	70,620	6,363,568
Constellation Energy Corp.	68,013	8,232,294
DTE Energy Co.	14,423	1,501,579
Duke Energy Corp.	13,354	1,232,307
Edison International	128,513	8,609,086
Entergy Corp.	29,354	2,976,789
Essential Utilities, Inc.	23,349	831,458
Evergy, Inc.	42,382	2,163,177
Eversource Energy	22,823	1,355,914
Exelon Corp.	59,602	2,295,273
FirstEnergy Corp.	125,507	4,636,229
IDACORP, Inc.(c)	22,648	2,185,532

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
NextEra Energy, Inc.	22,378	$1,309,337
NiSource, Inc.(c)	152,618	3,913,126
NRG Energy, Inc.	131,666	6,298,901
OGE Energy Corp.(c)	101,790	3,567,739
PG&E Corp.(b)	1,686,219	28,952,380
Pinnacle West Capital Corp.	108,604	8,138,784
PPL Corp.	144,152	3,765,250
Public Service Enterprise Group, Inc.	42,653	2,662,827
Sempra	33,962	2,474,811
Southern Co. (The)	56,440	4,006,111
WEC Energy Group, Inc.	25,206	2,107,726
Xcel Energy, Inc.	49,512	3,012,310
		135,855,179
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $4,889,234,003)		4,952,721,043
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.69%
Invesco Private Government Fund, 5.32%(e)(f)(g)	104,421,600	$104,421,600
Invesco Private Prime Fund, 5.55%(e)(f)(g)	276,691,005	276,801,681
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $381,165,460)		381,223,281
TOTAL INVESTMENTS IN SECURITIES-107.57% (Cost $5,270,399,463)		5,333,944,324
OTHER ASSETS LESS LIABILITIES-(7.57)%		(375,541,931)
NET ASSETS-100.00%		$4,958,402,393

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2023	Dividend Income
Invesco Ltd.	$11,736,606	$3,901,626	$(13,661,342)	$610,121	$(1,230,034)	$1,356,977	$19,170
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	36,356,081	(36,356,081)	-	-	-	15,533
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	125,506,582	340,823,962	(361,908,944)	-	-	104,421,600	1,464,099*
Invesco Private Prime Fund	322,731,213	711,826,667	(757,872,614)	66,631	49,784	276,801,681	3,938,517*
Total	$459,974,401	$1,092,908,336	$(1,169,798,981)	$676,752	$(1,180,250)	$382,580,258	$5,437,319

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-2.16%
Atlanta Braves Holdings, Inc., Class H(b)(c)	2,252	$90,868
Atlanta Braves Holdings, Inc., Series C(b)	8,945	321,573
ATN International, Inc.	3,245	98,778
Boston Omaha Corp., Class A(b)(c)	4,831	70,050
Cargurus, Inc.(b)	5,760	124,531
Cars.com, Inc.(b)	49,055	913,404
Cinemark Holdings, Inc.(b)(c)	12,628	179,949
Cogent Communications Holdings, Inc.	3,134	200,137
DHI Group, Inc.(b)	20,156	49,584
Entravision Communications Corp., Class A	41,214	163,620
EverQuote, Inc., Class A(b)(c)	17,463	183,012
IDT Corp., Class B(b)	14,594	428,334
IMAX Corp.(b)(c)	11,263	179,645
Integral Ad Science Holding Corp.(b)(c)	4,622	67,435
John Wiley & Sons, Inc., Class A	2,965	89,573
Liberty Latin America Ltd., Class A(b)	24,918	168,695
Liberty Latin America Ltd., Class C(b)	41,645	284,435
Madison Square Garden Entertainment Corp.(b)(c)	5,880	178,047
Marcus Corp. (The)(c)	18,654	259,477
Ooma, Inc.(b)(c)	11,992	139,107
Outbrain, Inc.(b)(c)	18,577	70,778
Playstudios, Inc.(b)	17,686	42,270
Scholastic Corp.	19,912	756,457
Shenandoah Telecommunications Co.	5,829	129,812
Shutterstock, Inc.	2,875	126,241
Sinclair, Inc.	7,629	96,202
Sphere Entertainment Co.(b)(c)	9,298	318,178
Spok Holdings, Inc.(c)	34,057	570,795
Stagwell, Inc.(b)(c)	24,957	125,284
TEGNA, Inc.	9,298	142,538
Thryv Holdings, Inc.(b)(c)	10,622	188,965
Tingo Group, Inc.(b)	134,060	92,501
Yelp, Inc.(b)	7,593	331,890
Ziff Davis, Inc.(b)(c)	1,171	74,733
ZipRecruiter, Inc., Class A(b)(c)	28,908	387,656
		7,644,554
Consumer Discretionary-19.08%
Abercrombie & Fitch Co., Class A(b)	8,424	639,297
Academy Sports & Outdoors, Inc.(c)	10,447	531,439
Accel Entertainment, Inc.(b)	19,683	199,586
Acushnet Holdings Corp.	1,801	101,757
Adient PLC(b)(c)	14,508	467,158
Adtalem Global Education, Inc.(b)	10,321	587,987
American Axle & Manufacturing Holdings, Inc.(b)	25,940	180,542
American Eagle Outfitters, Inc.(c)	27,979	532,440
America’s Car-Mart, Inc.(b)(c)	5,778	461,489
Arko Corp.	37,089	277,426
Asbury Automotive Group, Inc.(b)	1,772	371,801
Beazer Homes USA, Inc.(b)	71,445	1,879,718
Biglari Holdings, Inc., Class B(b)	1,040	151,653
BJ’s Restaurants, Inc.(b)(c)	18,791	562,415
Bloomin’ Brands, Inc.(c)	43,287	1,010,319
Bluegreen Vacations Holding Corp.	8,044	599,439
Boot Barn Holdings, Inc.(b)(c)	1,074	78,703
Bowlero Corp.(b)(c)	8,908	91,574
Brinker International, Inc.(b)(c)	34,626	1,246,882
Buckle, Inc. (The)(c)	12,290	473,902
Build-A-Bear Workshop, Inc.(c)	10,698	261,352
Caleres, Inc.(c)	20,846	632,885
Camping World Holdings, Inc., Class A(c)	19,037	402,442
	Shares	Value
Consumer Discretionary-(continued)
Carriage Services, Inc.	9,856	$222,647
Carrols Restaurant Group, Inc.	92,857	701,070
Cavco Industries, Inc.(b)(c)	3,253	919,883
Century Casinos, Inc.(b)(c)	18,535	79,701
Century Communities, Inc.	17,925	1,293,109
Cheesecake Factory, Inc. (The)	20,598	645,747
Chegg, Inc.(b)(c)	29,130	289,261
Chico’s FAS, Inc.(b)	48,315	364,295
Chuy’s Holdings, Inc.(b)(c)	21,106	742,931
Cooper-Standard Holdings, Inc.(b)(c)	19,377	343,748
Cracker Barrel Old Country Store, Inc.(c)	7,885	529,320
Cricut, Inc., Class A	108,376	747,794
Dana, Inc.	29,155	385,138
Dave & Buster’s Entertainment, Inc.(b)(c)	13,280	545,011
Denny’s Corp.(b)	49,592	470,628
Destination XL Group, Inc.(b)	23,477	88,743
Dine Brands Global, Inc.(c)	5,492	238,737
Dorman Products, Inc.(b)	989	71,248
Dream Finders Homes, Inc., Class A(b)(c)	36,699	893,254
Duolingo, Inc.(b)(c)	1,028	218,234
El Pollo Loco Holdings, Inc.(b)	15,405	128,016
Escalade, Inc.(c)	15,995	297,507
Ethan Allen Interiors, Inc.	27,617	741,240
Everi Holdings, Inc.(b)(c)	17,880	186,846
Figs, Inc., Class A(b)(c)	23,598	171,321
First Watch Restaurant Group, Inc.(b)(c)	7,506	135,708
Foot Locker, Inc.(c)	22,225	598,519
Fox Factory Holding Corp.(b)	3,255	203,470
Frontdoor, Inc.(b)	11,583	397,644
Full House Resorts, Inc.(b)(c)	28,463	142,884
Funko, Inc., Class A(b)(c)	37,572	243,467
Gentherm, Inc.(b)	2,896	132,984
G-III Apparel Group Ltd.(b)	42,280	1,216,396
Golden Entertainment, Inc.	3,554	126,665
Goodyear Tire & Rubber Co. (The)(b)	30,980	430,312
Graham Holdings Co., Class B	559	350,577
Green Brick Partners, Inc.(b)	10,642	504,963
Group 1 Automotive, Inc.	3,178	896,514
Guess?, Inc.	10,251	225,727
Haverty Furniture Cos., Inc., (Acquired 04/25/2023 - 11/15/2023; Cost $442,024)(d)	14,981	469,505
Hibbett, Inc.	7,891	493,582
Hilton Grand Vacations, Inc.(b)	3,349	114,737
Hooker Furnishings Corp.(c)	10,914	195,142
Hovnanian Enterprises, Inc., Class A(b)	14,969	1,353,198
Inspired Entertainment, Inc.(b)(c)	23,518	184,851
Installed Building Products, Inc.(c)	4,355	655,471
International Game Technology PLC(c)	4,616	123,386
J Jill, Inc.(b)	4,305	127,041
Jack in the Box, Inc.	10,530	761,319
JAKKS Pacific, Inc.(b)	23,744	699,023
KB Home	16,829	876,791
Kontoor Brands, Inc.	10,686	587,409
Krispy Kreme, Inc.(c)	10,918	141,934
Kura Sushi USA, Inc., Class A(b)(c)	3,153	196,999
Lands’ End, Inc.(b)(c)	21,533	152,023
Laureate Education, Inc., Class A	19,248	252,726
La-Z-Boy, Inc.(c)	20,172	709,853
LCI Industries	3,173	344,302
Legacy Housing Corp.(b)(c)	6,216	139,238
LGI Homes, Inc.(b)(c)	4,025	475,232
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Light & Wonder, Inc.(b)	5,895	$521,236
Lovesac Co. (The)(b)(c)	6,024	125,058
M.D.C. Holdings, Inc.	19,308	854,572
M/I Homes, Inc.(b)	18,635	1,966,179
Malibu Boats, Inc., Class A(b)(c)	6,261	276,987
Marine Products Corp.(c)	11,881	113,582
MarineMax, Inc.(b)	3,154	94,084
MasterCraft Boat Holdings, Inc.(b)(c)	26,542	530,840
Meritage Homes Corp.	5,846	826,040
Modine Manufacturing Co.(b)	45,652	2,246,078
Monarch Casino & Resort, Inc.	3,262	205,115
Monro, Inc.(c)	9,805	283,561
Movado Group, Inc.	6,777	177,219
Nathan’s Famous, Inc.	2,936	198,004
National Vision Holdings, Inc.(b)(c)	28,386	523,722
ODP Corp. (The)(b)	13,868	631,687
ONE Group Hospitality, Inc. (The)(b)(c)	16,083	76,877
OneSpaWorld Holdings Ltd. (Bahamas)(b)(c)	29,218	352,077
OneWater Marine, Inc., Class A(b)(c)	5,392	144,775
Oxford Industries, Inc.(c)	6,038	546,016
Papa John’s International, Inc.(c)	1,586	103,471
Patrick Industries, Inc.	15,606	1,280,316
Perdoceo Education Corp.	31,149	542,616
PlayAGS, Inc.(b)(c)	96,436	737,735
Portillo’s, Inc., Class A(b)(c)	24,991	388,360
Potbelly Corp.(b)(c)	57,822	520,398
RCI Hospitality Holdings, Inc.(c)	8,406	492,676
Red Robin Gourmet Burgers, Inc.(b)(c)	43,723	387,386
Red Rock Resorts, Inc., Class A(c)	9,820	437,285
Rocky Brands, Inc.	3,671	105,982
Sally Beauty Holdings, Inc.(b)	18,057	174,611
SeaWorld Entertainment, Inc.(b)(c)	3,790	185,331
Shake Shack, Inc., Class A(b)(c)	5,755	348,523
Shoe Carnival, Inc.(c)	4,128	100,269
Signet Jewelers Ltd.(c)	5,298	435,390
Six Flags Entertainment Corp.(b)(c)	9,354	232,915
Skyline Champion Corp.(b)	9,467	569,819
Smith & Wesson Brands, Inc.(c)	52,828	726,385
Sonic Automotive, Inc., Class A	13,524	693,375
Sonos, Inc.(b)(c)	25,674	387,677
Standard Motor Products, Inc.	6,898	248,121
Steven Madden Ltd.(c)	4,610	174,811
Stoneridge, Inc.(b)	17,759	284,144
Strategic Education, Inc.	5,252	467,270
Stride, Inc.(b)(c)	14,468	876,471
Sturm Ruger & Co., Inc.	2,946	129,506
Super Group (SGHC) Ltd. (Guernsey)(b)	25,089	76,271
Target Hospitality Corp.(b)(c)	15,654	170,785
Taylor Morrison Home Corp., Class A(b)	16,395	739,414
Tile Shop Holdings, Inc.(b)(c)	35,305	238,309
Tilly’s, Inc., Class A(b)(c)	14,024	115,978
Tri Pointe Homes, Inc.(b)	33,576	979,748
Universal Technical Institute, Inc.(b)	19,251	224,659
Upbound Group, Inc.(c)	47,800	1,390,980
Urban Outfitters, Inc.(b)	8,527	304,414
Vista Outdoor, Inc.(b)	4,689	132,277
Visteon Corp.(b)	2,793	331,445
VOXX International Corp.(b)(c)	22,565	242,348
Winmark Corp.	1,682	723,260
Winnebago Industries, Inc.(c)	16,449	1,063,099
Wolverine World Wide, Inc.	9,352	80,147
Worthington Enterprises, Inc.	7,563	542,267
	Shares	Value
Consumer Discretionary-(continued)
XPEL, Inc.(b)(c)(e)	6,145	$280,827
Xponential Fitness, Inc., Class A(b)(c)	19,458	265,796
		67,343,803
Consumer Staples-3.42%
Andersons, Inc. (The)	15,547	775,173
Beauty Health Co. (The)(b)(c)	15,376	39,363
BellRing Brands, Inc.(b)	7,026	371,675
Calavo Growers, Inc.	24,193	524,746
Cal-Maine Foods, Inc.	8,110	388,631
Central Garden & Pet Co., Class A(b)	4,125	149,655
Chefs’ Warehouse, Inc. (The)(b)	8,980	241,562
Coca-Cola Consolidated, Inc.	184	135,152
Dole PLC	77,678	894,074
e.l.f. Beauty, Inc.(b)	2,139	252,595
Edgewell Personal Care Co.	15,036	523,403
Energizer Holdings, Inc.	12,951	399,409
Fresh Del Monte Produce, Inc.	16,662	379,894
Ingles Markets, Inc., Class A	4,161	339,621
Inter Parfums, Inc.	1,679	210,144
J&J Snack Foods Corp.	1,083	178,208
John B. Sanfilippo & Son, Inc.	6,281	578,103
Lancaster Colony Corp.	731	121,273
Limoneira Co.(c)	13,600	206,720
MGP Ingredients, Inc.	1,348	115,187
Mission Produce, Inc.(b)(c)	6,489	54,897
Nu Skin Enterprises, Inc., Class A	4,345	73,952
Oil-Dri Corp.of America(c)	8,079	458,564
PriceSmart, Inc.	2,343	157,895
Primo Water Corp.	22,364	321,371
Seneca Foods Corp., Class A(b)	5,356	261,748
Simply Good Foods Co. (The)(b)(c)	2,679	103,784
Sovos Brands, Inc.(b)(c)	5,466	119,760
SpartanNash Co.	14,258	316,100
Sprouts Farmers Market, Inc.(b)(c)	10,682	460,181
SunOpta, Inc. (Canada)(b)(c)	25,283	124,898
TreeHouse Foods, Inc.(b)	5,459	222,236
Turning Point Brands, Inc.(c)	3,368	76,891
United Natural Foods, Inc.(b)	18,060	262,773
Universal Corp.	5,769	324,564
USANA Health Sciences, Inc.(b)	1,454	68,716
Utz Brands, Inc.(c)	21,688	286,498
Vector Group Ltd.	28,982	310,397
Village Super Market, Inc., Class A	5,919	148,922
Vita Coco Co., Inc. (The)(b)(c)	10,158	285,033
Vital Farms, Inc.(b)	19,395	258,341
WD-40 Co.(c)	1,565	378,542
Weis Markets, Inc.	2,667	160,953
		12,061,604
Energy-8.42%
Archrock, Inc.	44,946	651,267
Ardmore Shipping Corp. (Ireland)	95,489	1,298,650
Atlas Energy Solutions, Inc.	6,341	108,177
Berry Corp.	38,920	279,446
Borr Drilling Ltd. (Mexico)(b)(c)	26,803	168,859
Bristow Group, Inc.(b)	6,171	158,903
Cactus, Inc., Class A	3,134	133,164
California Resources Corp.	7,403	379,108
Callon Petroleum Co.(b)(c)	2,499	78,144
Centrus Energy Corp., Class A(b)(c)	4,128	206,483
ChampionX Corp.	7,411	217,290
Chord Energy Corp.	2,316	375,516

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Energy-(continued)
Civitas Resources, Inc.(c)	3,288	$225,853
CNX Resources Corp.(b)(c)	13,802	287,910
CONSOL Energy, Inc.	15,179	1,619,144
Core Laboratories, Inc.(c)	8,650	153,191
Crescent Energy Co., Class A(c)	29,260	333,564
Delek US Holdings, Inc.	7,498	203,496
DHT Holdings, Inc.	77,208	768,992
Diamond Offshore Drilling, Inc.(b)	14,142	182,007
DMC Global, Inc.(b)	6,516	103,930
Dorian LPG Ltd.	39,233	1,661,910
Dril-Quip, Inc.(b)(c)	5,721	127,121
Energy Fuels, Inc.(b)(c)	13,203	104,964
Equitrans Midstream Corp.(c)	17,270	161,993
Evolution Petroleum Corp.(c)	32,270	191,361
Expro Group Holdings N.V.(b)	20,912	325,182
FLEX LNG Ltd. (Norway)(c)	11,982	347,718
Forum Energy Technologies, Inc.(b)	5,112	111,288
FutureFuel Corp.	29,772	176,846
Golar LNG Ltd. (Cameroon)	7,448	160,355
Green Plains, Inc.(b)	4,238	105,441
Gulfport Energy Corp.(b)	1,786	244,753
Hallador Energy Co.(b)(c)	18,782	237,217
Helix Energy Solutions Group, Inc.(b)	69,090	643,919
International Seaways, Inc.(c)	27,107	1,237,163
Kosmos Energy Ltd. (Ghana)(b)(c)	21,721	147,486
Liberty Energy, Inc., Class A	18,761	372,406
Mammoth Energy Services, Inc.(b)(c)	67,962	300,392
Matador Resources Co.	1,803	104,358
Murphy Oil Corp.	3,207	137,163
Newpark Resources, Inc.(b)	37,646	261,640
Nordic American Tankers Ltd.(c)	207,462	804,953
Northern Oil and Gas, Inc.(c)	13,243	495,553
Oceaneering International, Inc.(b)	52,999	1,094,959
Oil States International, Inc.(b)	23,887	164,581
Overseas Shipholding Group, Inc., Class A(b)(c)	176,689	856,942
Par Pacific Holdings, Inc.(b)	39,817	1,364,529
Patterson-UTI Energy, Inc.	16,064	188,109
PBF Energy, Inc., Class A	4,124	183,106
Peabody Energy Corp.	3,957	94,335
Permian Resources Corp.(c)	42,010	552,011
Ranger Energy Services, Inc.(c)	18,156	177,021
REX American Resources Corp.(b)	7,770	380,885
Riley Exploration Permian, Inc.(c)	11,853	292,769
SandRidge Energy, Inc.(c)	6,255	86,382
Scorpio Tankers, Inc. (Monaco)	18,282	1,003,499
Seadrill Ltd. (Bermuda)(b)	11,442	507,796
Select Water Solutions, Inc., Class A	45,146	336,789
SFL Corp. Ltd. (Norway)	32,860	373,290
Sitio Royalties Corp., Class A(c)	7,185	158,286
Solaris Oilfield Infrastructure, Inc., Class A	12,224	104,637
Teekay Corp. (Bermuda)(b)	165,975	1,145,227
Teekay Tankers Ltd., Class A (Canada)	29,181	1,450,004
Tidewater, Inc.(b)	10,918	655,953
US Silica Holdings, Inc.(b)	15,036	169,606
Valaris Ltd.(b)	1,641	112,573
Vertex Energy, Inc.(b)	54,193	183,172
Vitesse Energy, Inc.(c)	11,697	276,400
Weatherford International PLC(b)(c)	9,159	830,630
World Kinect Corp.	26,979	567,638
		29,705,405
Financials-14.29%
1st Source Corp.	3,065	148,131
	Shares	Value
Financials-(continued)
A-Mark Precious Metals, Inc.(c)	30,663	$878,802
Ambac Financial Group, Inc.(b)	38,011	560,662
American Equity Investment Life Holding Co.(b)	19,874	1,096,250
Ameris Bancorp	2,628	111,900
AMERISAFE, Inc.	6,453	310,776
Apollo Commercial Real Estate Finance, Inc.(c)	42,355	456,587
Arbor Realty Trust, Inc.(c)	29,881	372,915
Ares Commercial Real Estate Corp.(c)	10,330	103,817
Artisan Partners Asset Management, Inc., Class A(c)	5,417	203,950
AssetMark Financial Holdings, Inc.(b)	4,658	119,431
Associated Banc-Corp	7,655	135,800
Atlantic Union Bankshares Corp.(c)	3,031	92,658
Atlanticus Holdings Corp.(b)(c)	2,042	63,037
AvidXchange Holdings, Inc.(b)(c)	17,600	187,792
Axos Financial, Inc.(b)(c)	4,599	176,004
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	43,000	1,047,910
Bancorp, Inc. (The)(b)	18,718	730,189
Bank First Corp.(c)	1,406	113,549
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	2,903	80,500
Banner Corp.	2,840	128,198
Bar Harbor Bankshares	7,296	189,477
Berkshire Hills Bancorp, Inc.	4,158	87,027
BGC Group, Inc., Class A	178,087	1,157,565
Brightsphere Investment Group, Inc.	17,114	298,639
BrightSpire Capital, Inc.(c)	26,038	176,798
BRP Group, Inc., Class A(b)(c)	5,705	99,780
C&F Financial Corp.	3,330	194,272
Cadence Bank(c)	3,807	95,365
Cantaloupe, Inc.(b)	12,567	88,849
Capital City Bank Group, Inc.	7,892	211,032
Carter Bankshares, Inc.(b)(c)	14,211	178,064
Cass Information Systems, Inc.	10,503	434,299
Cathay General Bancorp	2,577	94,524
Central Valley Community Bancorp(c)	5,394	92,831
Chicago Atlantic Real Estate Finance, Inc.	6,964	107,803
ChoiceOne Financial Services, Inc.(c)	5,953	148,885
Citizens Financial Services, Inc.	2,647	150,720
City Holding Co.(c)	3,697	355,910
CNO Financial Group, Inc.	26,267	696,076
Coastal Financial Corp.(b)	3,683	143,895
Community Trust Bancorp, Inc.(c)	3,422	136,161
Compass Diversified Holdings	4,888	98,591
Consumer Portfolio Services, Inc.(b)(c)	6,100	57,828
Crawford & Co., Class A(c)	8,674	96,975
Diamond Hill Investment Group, Inc.	941	151,115
Donegal Group, Inc., Class A	7,075	100,677
Donnelley Financial Solutions, Inc.(b)	19,076	1,125,866
Dynex Capital, Inc.	9,757	111,620
Ellington Financial, Inc.	12,732	165,516
Employers Holdings, Inc.	5,204	199,365
Encore Capital Group, Inc.(b)(c)	5,993	268,486
Enova International, Inc.(b)	30,883	1,272,380
Enstar Group Ltd.(b)(c)	358	98,321
Enterprise Bancorp, Inc.	3,007	81,279
Enterprise Financial Services Corp.	3,679	144,254
Esquire Financial Holdings, Inc.	5,347	249,010
Essent Group Ltd.	4,995	241,458
EVERTEC, Inc.	6,967	257,570
Farmers National Banc Corp.(c)	7,070	87,032

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Federal Agricultural Mortgage Corp., Class C	10,030	$1,663,375
Fidelity D&D Bancorp, Inc.(c)	3,040	157,563
First Bancorp	12,696	190,440
First Bancorp(c)	4,845	151,842
First Bancorp, Inc. (The)	2,876	71,871
First Bancshares, Inc. (The)(c)	4,511	115,707
First Busey Corp.	5,044	109,455
First Commonwealth Financial Corp.	19,623	262,360
First Community Bankshares, Inc.(c)	4,269	139,426
First Financial Bancorp	10,578	213,781
FirstCash Holdings, Inc.	2,894	324,128
Flywire Corp.(b)(c)	11,121	259,119
Franklin BSP Realty Trust, Inc.(c)	17,902	234,158
FS Bancorp, Inc.	4,978	151,082
Fulton Financial Corp.	7,824	111,336
GCM Grosvenor, Inc., Class A	52,237	421,553
Genworth Financial, Inc., Class A(b)	233,359	1,374,485
Goosehead Insurance, Inc., Class A(b)(c)	7,522	551,212
Great Southern Bancorp, Inc.(c)	1,675	85,107
Green Dot Corp., Class A(b)	4,808	38,560
Greenlight Capital Re Ltd., Class A(b)(c)	32,360	358,549
Hamilton Lane, Inc., Class A	2,262	221,337
Hancock Whitney Corp.	1,848	76,230
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	3,084	74,664
HBT Financial, Inc.	5,051	94,706
Hilltop Holdings, Inc.	14,493	426,819
Home Bancorp, Inc.	2,914	106,215
Home BancShares, Inc.(c)	5,868	130,152
Horace Mann Educators Corp.	8,122	271,762
I3 Verticals, Inc., Class A(b)(c)	5,039	101,435
Independent Bank Corporation	7,862	169,976
International Bancshares Corp.(c)	5,097	228,702
International Money Express, Inc.(b)	16,535	344,755
Jackson Financial, Inc., Class A	25,117	1,198,834
James River Group Holdings Ltd.	8,878	79,724
Kingsway Financial Services, Inc. (Canada)(b)	10,452	76,509
Ladder Capital Corp.	24,099	270,150
Lakeland Bancorp, Inc.	9,749	120,790
LCNB Corp.(c)	7,467	108,720
LendingClub Corp.(b)(c)	8,246	51,950
Macatawa Bank Corp.	12,438	120,773
Mercantile Bank Corp.	3,791	130,372
Merchants Bancorp(c)	6,207	208,866
MFA Financial, Inc.	29,122	314,518
Midland States Bancorp, Inc.	7,240	163,479
Moelis & Co., Class A(c)	3,696	175,375
Mr. Cooper Group, Inc.(b)	13,810	835,781
National Bank Holdings Corp., Class A	2,767	91,339
National Western Life Group, Inc., Class A	1,229	589,465
Navient Corp.	35,416	606,676
NBT Bancorp, Inc.	7,210	256,171
Nelnet, Inc., Class A	2,619	219,734
New York Mortgage Trust, Inc.(c)	12,481	109,708
Nicolet Bankshares, Inc.	1,201	88,466
NMI Holdings, Inc., Class A(b)	31,923	877,883
Northeast Bank	2,765	141,762
Northeast Community Bancorp, Inc.	9,724	163,071
Northfield Bancorp, Inc.	9,665	92,204
Northrim BanCorp, Inc.(c)	5,283	260,822
Northwest Bancshares, Inc.	14,475	161,252
Norwood Financial Corp.(c)	5,723	158,584
	Shares	Value
Financials-(continued)
Oak Valley Bancorp	8,087	$211,152
OceanFirst Financial Corp.	7,794	108,025
Ocwen Financial Corp.(b)(c)	15,346	396,387
OFG Bancorp	8,518	285,864
Old National Bancorp	6,822	101,580
Old Second Bancorp, Inc.(c)	9,007	126,909
Open Lending Corp., Class A(b)	20,610	131,698
Orchid Island Capital, Inc.	9,071	66,853
P10, Inc., Class A	13,300	135,660
Pagseguro Digital Ltd., Class A (Brazil)(b)(c)	21,888	220,631
Palomar Holdings, Inc.(b)	5,895	344,916
Park National Corp.	1,050	116,550
Pathward Financial, Inc.	19,639	973,898
Patria Investments Ltd., Class A (Cayman Islands)	28,378	401,832
Payoneer Global, Inc.(b)(c)	21,679	112,297
Paysign, Inc.(b)	71,462	167,936
Peapack-Gladstone Financial Corp.(c)	4,974	123,554
Penns Woods Bancorp, Inc.	4,728	96,498
PennyMac Financial Services, Inc.	7,611	592,060
PennyMac Mortgage Investment Trust(c)	37,820	530,993
Peoples Bancorp, Inc.(c)	7,723	227,288
Perella Weinberg Partners	29,288	343,255
Piper Sandler Cos.	1,798	278,205
PJT Partners, Inc., Class A	2,699	243,072
Plumas Bancorp	6,106	205,101
PRA Group, Inc.(b)	5,711	105,825
PROG Holdings, Inc.(b)	37,307	1,016,989
Provident Financial Services, Inc.	5,709	86,891
Radian Group, Inc.	16,572	426,066
Ready Capital Corp.(c)	36,506	373,091
Remitly Global, Inc.(b)	8,315	179,105
Renasant Corp.	7,629	207,814
Republic Bancorp, Inc., Class A(c)	1,768	83,008
S&T Bancorp, Inc.	10,898	305,035
Safety Insurance Group, Inc.	1,184	91,085
Selective Insurance Group, Inc.	2,051	208,566
Silvercrest Asset Management Group, Inc., Class A	3,888	60,575
Simmons First National Corp., Class A	4,341	69,413
SiriusPoint Ltd. (Bermuda)(b)	48,345	516,325
Skyward Specialty Insurance Group, Inc.(b)	3,359	109,839
SmartFinancial, Inc.	3,904	83,428
South Plains Financial, Inc.(c)	4,744	123,344
Southern States Bancshares, Inc.	3,796	95,356
Southside Bancshares, Inc.	2,977	81,659
Stellar Bancorp, Inc.	3,818	91,097
StepStone Group, Inc., Class A	4,007	102,659
Stewart Information Services Corp.	7,417	350,453
StoneCo Ltd., Class A (Brazil)(b)(c)	28,417	443,305
StoneX Group, Inc.(b)	10,144	620,103
Texas Capital Bancshares, Inc.(b)	4,422	242,679
Timberland Bancorp, Inc.	3,489	101,669
Tiptree, Inc.	37,702	702,765
Towne Bank	4,112	107,981
TrustCo Bank Corp.	9,009	241,802
Trustmark Corp.	5,350	122,569
Two Harbors Investment Corp.	9,152	126,847
United Fire Group, Inc.	15,507	323,941
Universal Insurance Holdings, Inc.	29,554	501,236
Victory Capital Holdings, Inc., Class A	8,115	260,897
Virtus Investment Partners, Inc.	1,931	377,742

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
WaFd, Inc.	4,908	$131,191
Walker & Dunlop, Inc.	1,339	112,503
Waterstone Financial, Inc.	6,025	73,565
WisdomTree, Inc.(c)	66,793	434,822
World Acceptance Corp.(b)(c)	1,246	138,867
WSFS Financial Corp.	2,455	94,689
		50,438,023
Health Care-10.56%
4D Molecular Therapeutics, Inc.(b)(c)	6,913	87,933
89bio, Inc.(b)(c)	15,265	122,731
Acadia Pharmaceuticals, Inc.(b)(c)	8,343	185,882
Accuray, Inc.(b)	108,963	284,393
Actinium Pharmaceuticals, Inc.(b)(c)	20,400	93,432
AdaptHealth Corp.(b)(c)	10,814	91,703
Addus HomeCare Corp.(b)	8,240	718,528
ADMA Biologics, Inc.(b)	82,408	304,910
Akero Therapeutics, Inc.(b)	6,294	105,362
Aldeyra Therapeutics, Inc.(b)(c)	22,665	62,782
Alkermes PLC(b)	2,710	65,419
Alphatec Holdings, Inc.(b)(c)	18,421	218,657
Amicus Therapeutics, Inc.(b)(c)	11,866	130,763
AMN Healthcare Services, Inc.(b)(c)	1,752	118,786
Amphastar Pharmaceuticals, Inc.(b)	7,244	407,982
Amylyx Pharmaceuticals, Inc.(b)	3,508	49,673
Anavex Life Sciences Corp.(b)(c)	19,861	143,198
ANI Pharmaceuticals, Inc.(b)	8,036	400,273
Anika Therapeutics, Inc.(b)(c)	9,008	197,365
Apollo Medical Holdings, Inc.(b)(c)	2,300	76,429
Arcellx, Inc.(b)(c)	5,901	309,980
Arcus Biosciences, Inc.(b)(c)	4,778	71,957
Ardelyx, Inc.(b)(c)	100,434	452,957
Arrowhead Pharmaceuticals, Inc.(b)(c)	2,257	47,848
Artivion, Inc.(b)(c)	16,578	294,094
Assertio Holdings, Inc.(b)	152,089	155,131
Astria Therapeutics, Inc.(b)	11,194	52,052
AtriCure, Inc.(b)	4,826	171,227
Atrion Corp.	211	65,062
Aurinia Pharmaceuticals, Inc. (Canada)(b)	8,184	70,710
Avanos Medical, Inc.(b)	8,728	188,088
Avid Bioservices, Inc.(b)(c)	24,128	122,812
Avita Medical, Inc.(b)(c)	19,957	212,742
Axonics, Inc.(b)(c)	2,196	122,954
BioLife Solutions, Inc.(b)(c)	13,806	170,780
Biomea Fusion, Inc.(b)(c)	6,502	97,985
biote Corp., Class A(b)	23,901	119,266
Cabaletta Bio, Inc.(b)(c)	10,616	170,387
Castle Biosciences, Inc.(b)	11,859	237,061
Catalyst Pharmaceuticals, Inc.(b)(c)	68,804	992,842
Celldex Therapeutics, Inc.(b)(c)	8,363	252,646
Collegium Pharmaceutical, Inc.(b)	26,152	670,276
Community Health Systems, Inc.(b)(c)	156,961	403,390
Compass Therapeutics, Inc.(b)(c)	27,317	45,073
Computer Programs and Systems, Inc.(b)(c)	5,830	61,273
CONMED Corp.(c)	1,567	168,092
Corcept Therapeutics, Inc.(b)	7,738	197,087
CorMedix, Inc.(b)(c)	26,744	86,918
CorVel Corp.(b)(c)	881	184,006
Crinetics Pharmaceuticals, Inc.(b)(c)	3,980	126,524
Cross Country Healthcare, Inc.(b)(c)	51,997	1,053,979
CryoPort, Inc.(b)	5,075	71,152
Cymabay Therapeutics, Inc.(b)(c)	35,103	671,520
Cytek Biosciences, Inc.(b)(c)	13,989	97,084
	Shares	Value
Health Care-(continued)
Denali Therapeutics, Inc.(b)(c)	2,831	$52,430
Disc Medicine, Inc.(b)	3,174	175,141
DocGo, Inc.(b)(c)	24,363	137,651
Dynavax Technologies Corp.(b)(c)	22,579	309,332
Dyne Therapeutics, Inc.(b)(c)	5,824	64,530
Edgewise Therapeutics, Inc.(b)(c)	11,160	67,853
Embecta Corp.	6,190	113,525
Enhabit, Inc.(b)(c)	25,099	267,555
Enliven Therapeutics, Inc.(b)(c)	9,137	102,883
Ensign Group, Inc. (The)	1,952	209,001
Evolent Health, Inc., Class A(b)(c)	5,187	144,199
FibroGen, Inc.(b)	13,984	7,725
Geron Corp.(b)	70,187	135,461
Glaukos Corp.(b)	2,968	189,626
Haemonetics Corp.(b)	2,844	229,994
Harmony Biosciences Holdings, Inc.(b)(c)	2,473	71,865
Harrow, Inc.(b)(c)	22,681	209,346
Harvard Bioscience, Inc.(b)	17,774	75,717
Health Catalyst, Inc.(b)(c)	11,350	81,493
HealthStream, Inc.	12,901	322,525
HilleVax, Inc.(b)(c)	5,365	73,554
Hims & Hers Health, Inc.(b)(c)	32,156	285,867
Ideaya Biosciences, Inc.(b)(c)	12,793	402,340
ImmunoGen, Inc.(b)(c)	12,058	353,902
Immunovant, Inc.(b)(c)	5,599	219,089
Inari Medical, Inc.(b)(c)	1,421	84,820
InfuSystem Holdings, Inc.(b)(c)	14,223	142,657
Inhibrx, Inc.(b)(c)	6,092	126,531
Inmode Ltd.(b)	6,664	158,270
Innoviva, Inc.(b)(c)	13,951	193,221
Integer Holdings Corp.(b)	4,801	418,743
iRadimed Corp.	4,031	177,122
iRhythm Technologies, Inc.(b)(c)	770	65,666
Ironwood Pharmaceuticals, Inc.(b)	14,834	146,857
Joint Corp. (The)(b)(c)	11,483	100,936
Keros Therapeutics, Inc.(b)	5,340	162,016
Kiniksa Pharmaceuticals Ltd., Class A(b)(c)	10,777	174,264
KORU Medical Systems, Inc.(b)	38,401	86,786
Krystal Biotech, Inc.(b)(c)	1,974	205,750
Kymera Therapeutics, Inc.(b)(c)	6,614	137,307
Lantheus Holdings, Inc.(b)(c)	1,585	113,518
LeMaitre Vascular, Inc.	8,543	450,216
LifeStance Health Group, Inc.(b)(c)	10,789	74,120
Ligand Pharmaceuticals, Inc.(b)(c)	4,982	290,500
Liquidia Corp.(b)(c)	10,396	74,435
MannKind Corp.(b)(c)	31,727	114,852
Marinus Pharmaceuticals, Inc.(b)(c)	17,563	118,199
Merit Medical Systems, Inc.(b)	3,174	227,131
Mesa Laboratories, Inc.	685	58,478
MiMedx Group, Inc.(b)(c)	52,360	406,837
Mirum Pharmaceuticals, Inc.(b)(c)	4,879	156,470
Morphic Holding, Inc.(b)(c)	4,710	111,627
Mural Oncology PLC (Ireland)(b)(c)	271	978
Myriad Genetics, Inc.(b)	7,265	138,689
National HealthCare Corp.	1,626	124,503
National Research Corp.(c)	4,612	191,075
NeoGenomics, Inc.(b)(c)	16,032	291,301
Nuvalent, Inc., Class A(b)(c)	4,636	303,055
Omeros Corp.(b)(c)	29,196	63,939
Omnicell, Inc.(b)	1,062	35,428
Option Care Health, Inc.(b)	5,689	169,248
OraSure Technologies, Inc.(b)(c)	82,401	603,175

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Orthofix Medical, Inc.(b)	4,249	$46,951
OrthoPediatrics Corp.(b)(c)	3,603	111,081
Outset Medical, Inc.(b)(c)	3,847	20,158
Owens & Minor, Inc.(b)	32,320	642,522
Pacific Biosciences of California, Inc.(b)(c)	18,635	158,025
Paragon 28, Inc.(b)(c)	11,088	122,522
Patterson Cos., Inc.	3,474	88,274
Pediatrix Medical Group, Inc.(b)	10,697	89,641
Pennant Group, Inc. (The)(b)	9,495	130,271
Phreesia, Inc.(b)(c)	3,835	59,097
Pliant Therapeutics, Inc.(b)(c)	8,336	115,787
Point Biopharma Global, Inc.(b)	100,045	1,360,612
Prestige Consumer Healthcare, Inc.(b)	3,287	188,509
ProKidney Corp.(b)(c)	13,825	23,226
Protagonist Therapeutics, Inc.(b)	13,771	250,770
Protalix BioTherapeutics, Inc.(b)	34,593	52,235
Prothena Corp. PLC (Ireland)(b)(c)	2,843	92,625
PTC Therapeutics, Inc.(b)(c)	4,161	95,786
Pulmonx Corp.(b)	15,869	172,972
Quanterix Corp.(b)	5,608	134,424
Quipt Home Medical Corp.(b)	37,875	178,013
RadNet, Inc.(b)	18,483	614,190
RAPT Therapeutics, Inc.(b)(c)	11,083	160,925
Replimune Group, Inc.(b)(c)	4,726	52,837
Revance Therapeutics, Inc.(b)(c)	4,352	29,463
REVOLUTION Medicines, Inc.(b)(c)	4,931	115,040
Rocket Pharmaceuticals, Inc.(b)(c)	8,997	209,900
RxSight, Inc.(b)	12,089	364,604
Sage Therapeutics, Inc.(b)(c)	1,769	34,637
Sanara Medtech, Inc.(b)	3,835	124,254
Savara, Inc.(b)(c)	38,650	148,803
Schrodinger, Inc.(b)(c)	3,483	108,286
scPharmaceuticals, Inc.(b)(c)	12,735	69,278
Select Medical Holdings Corp.	12,884	291,178
Semler Scientific, Inc.(b)(c)	9,884	380,929
SI-BONE, Inc.(b)(c)	17,680	335,213
Silk Road Medical, Inc.(b)(c)	3,306	30,845
Simulations Plus, Inc.(c)	3,279	128,537
SpringWorks Therapeutics, Inc.(b)(c)	5,113	155,384
STAAR Surgical Co.(b)	1,743	54,660
Supernus Pharmaceuticals, Inc.(b)	12,463	339,617
Syndax Pharmaceuticals, Inc.(b)(c)	6,476	107,793
Tactile Systems Technology, Inc.(b)(c)	26,072	347,540
Tarsus Pharmaceuticals, Inc.(b)(c)	4,143	68,484
Terns Pharmaceuticals, Inc.(b)(c)	18,754	83,455
TG Therapeutics, Inc.(b)(c)	8,068	103,351
Theravance Biopharma, Inc.(b)(c)	49,161	515,207
TransMedics Group, Inc.(b)(c)	5,588	422,900
Treace Medical Concepts, Inc.(b)(c)	12,702	111,270
UFP Technologies, Inc.(b)(c)	4,332	721,105
US Physical Therapy, Inc.	5,828	495,555
Utah Medical Products, Inc.	1,371	115,575
Vanda Pharmaceuticals, Inc.(b)	16,834	62,622
Varex Imaging Corp.(b)(c)	11,715	220,828
Vaxcyte, Inc.(b)(c)	2,311	119,640
Veracyte, Inc.(b)(c)	9,444	241,766
Vericel Corp.(b)	11,783	418,768
Viemed Healthcare, Inc.(b)	52,582	408,562
Viking Therapeutics, Inc.(b)(c)	18,353	224,274
Vir Biotechnology, Inc.(b)	5,791	54,957
Viridian Therapeutics, Inc.(b)(c)	8,544	143,027
Voyager Therapeutics, Inc.(b)	15,010	108,973
	Shares	Value
Health Care-(continued)
Xencor, Inc.(b)(c)	7,896	$144,813
Zentalis Pharmaceuticals, Inc.(b)(c)	5,043	56,734
Zimvie, Inc.(b)(c)	10,033	94,812
Zymeworks, Inc.(b)	93,959	833,416
Zynex, Inc.(b)	32,243	295,346
		37,285,334
Industrials-23.02%
374Water, inc.(b)(c)	28,697	33,002
AAON, Inc.	3,560	222,856
AAR Corp.(b)	10,659	738,669
ABM Industries, Inc.	8,216	336,774
ACCO Brands Corp.	16,566	89,125
ACV Auctions, Inc., Class A(b)(c)	23,970	374,651
AeroVironment, Inc.(b)(c)	1,715	236,001
AerSale Corp.(b)(c)	14,010	195,440
Air Transport Services Group, Inc.(b)(c)	12,551	199,686
Alamo Group, Inc.	3,011	553,121
Albany International Corp., Class A	3,037	260,635
Alight, Inc., Class A(b)(c)	21,233	162,432
Allient, Inc.	14,815	386,375
Alta Equipment Group, Inc.(c)	43,217	412,290
Ameresco, Inc., Class A(b)(c)	2,303	68,998
American Woodmark Corp.(b)	15,681	1,135,304
API Group Corp.(b)	14,099	427,905
Apogee Enterprises, Inc.	9,431	425,338
Applied Industrial Technologies, Inc.	1,946	311,496
ArcBest Corp.	6,297	750,539
Arcosa, Inc.	5,041	374,042
Argan, Inc.	6,854	319,671
Array Technologies, Inc.(b)(c)	8,055	124,611
ASGN, Inc.(b)	1,183	105,571
Astec Industries, Inc.	7,819	243,093
Astronics Corp.(b)	14,938	221,829
Asure Software, Inc.(b)	26,209	208,886
Atkore, Inc.(b)(c)	2,272	295,133
AZZ, Inc.	7,741	380,625
Babcock & Wilcox Enterprises, Inc.(b)	57,493	81,640
Barnes Group, Inc.	10,638	280,630
Barrett Business Services, Inc.	6,164	677,732
Beacon Roofing Supply, Inc.(b)	4,101	329,556
Blue Bird Corp.(b)(c)	10,375	197,955
BlueLinx Holdings, Inc.(b)(c)	9,637	846,610
Boise Cascade Co.	7,542	824,341
Bowman Consulting Group Ltd.(b)(c)	15,834	488,162
Brink’s Co. (The)(c)	5,705	450,125
Cadre Holdings, Inc.	13,764	443,201
Casella Waste Systems, Inc., Class A(b)(c)	2,488	201,229
CBIZ, Inc.(b)	8,590	497,275
CECO Environmental Corp.(b)	58,533	1,126,760
Chart Industries, Inc.(b)(c)	1,152	149,795
Cimpress PLC (Ireland)(b)	2,990	210,765
Columbus McKinnon Corp.	14,547	507,981
Comfort Systems USA, Inc.	2,309	446,976
Commercial Vehicle Group, Inc.(b)	84,858	553,274
Concrete Pumping Holdings, Inc.(b)(c)	20,843	155,072
Conduent, Inc.(b)	37,642	114,432
Construction Partners, Inc., Class A(b)(c)	23,690	994,032
Covenant Logistics Group, Inc., Class A	26,053	1,109,076
CRA International, Inc.	4,750	450,157
CSG Systems International, Inc.	3,167	155,785
CSW Industrials, Inc.	3,322	589,090
Custom Truck One Source, Inc.(b)(c)	22,110	128,459

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Daseke, Inc.(b)(c)	12,181	$53,353
Deluxe Corp.	4,675	85,506
Douglas Dynamics, Inc.	7,287	199,081
Ducommun, Inc.(b)(c)	5,902	297,343
DXP Enterprises, Inc.(b)	9,209	269,640
Dycom Industries, Inc.(b)	4,361	452,977
Eagle Bulk Shipping, Inc.(c)	5,494	249,702
Encore Wire Corp.(c)	4,758	876,899
Energy Recovery, Inc.(b)(c)	25,682	489,499
Enerpac Tool Group Corp.	21,293	581,299
EnerSys	4,074	360,468
Eneti, Inc.	20,274	219,973
Ennis, Inc.(c)	22,775	483,513
Enovix Corp.(b)(c)	26,856	297,296
Enpro, Inc.	3,561	457,339
Enviri Corp.(b)	72,546	428,021
ESCO Technologies, Inc.	5,854	614,553
EVI Industries, Inc.(c)	9,082	235,224
ExlService Holdings, Inc.(b)	4,343	123,211
Exponent, Inc.	922	70,957
Federal Signal Corp.	8,207	565,791
Fluor Corp.(b)	13,564	515,839
Forward Air Corp.	4,359	276,927
Franklin Covey Co.(b)	3,684	143,234
Franklin Electric Co., Inc.	3,011	267,979
FTAI Aviation Ltd.(c)	13,092	539,521
GATX Corp.(c)	1,873	204,157
Gencor Industries, Inc.(b)	10,707	159,963
GEO Group, Inc. (The)(b)(c)	87,324	886,339
Gibraltar Industries, Inc.(b)	11,622	780,882
Global Industrial Co.	5,728	203,974
GMS, Inc.(b)	13,052	882,837
Gorman-Rupp Co. (The)(c)	4,330	136,741
Granite Construction, Inc.	18,340	842,723
Greenbrier Cos., Inc. (The)	3,139	118,372
Griffon Corp.	12,677	589,861
H&E Equipment Services, Inc.	24,896	1,103,142
Healthcare Services Group, Inc.	19,944	193,656
Heartland Express, Inc.	18,055	242,298
Heidrick & Struggles International, Inc.	3,734	101,490
Helios Technologies, Inc.(c)	3,542	135,942
Herc Holdings, Inc.	5,152	637,096
Hillenbrand, Inc.	6,915	267,887
HireQuest, Inc.	6,481	95,984
HNI Corp.	6,459	252,353
Hub Group, Inc., Class A(b)	6,119	462,290
Hudson Technologies, Inc.(b)	20,836	257,325
Huron Consulting Group, Inc.(b)	6,487	675,751
Hyster-Yale Materials Handling, Inc.	12,692	605,028
IBEX Holdings Ltd.(b)	8,652	153,400
ICF International, Inc.	3,897	545,385
IES Holdings, Inc.(b)	9,875	690,954
Innodata, Inc.(b)(c)	20,703	139,952
Insperity, Inc.	2,067	235,121
Insteel Industries, Inc.	14,854	505,333
Interface, Inc.	10,471	105,862
Janus International Group, Inc.(b)(c)	13,776	145,337
JELD-WEN Holding, Inc.(b)(c)	47,758	763,173
JetBlue Airways Corp.(b)(c)	19,050	84,201
John Bean Technologies Corp.	982	101,441
Kadant, Inc.(c)	1,241	323,429
Kaman Corp.	9,261	187,720
	Shares	Value
Industrials-(continued)
Kelly Services, Inc., Class A	43,301	$900,228
Kennametal, Inc.	14,730	343,356
Kforce, Inc.(c)	5,012	349,336
Korn Ferry	5,159	266,927
Kratos Defense & Security Solutions, Inc.(b)(c)	6,669	127,044
Limbach Holdings, Inc.(b)	28,924	1,102,583
Lindsay Corp.	1,735	207,003
Liquidity Services, Inc.(b)	23,994	459,725
LSI Industries, Inc.	51,719	678,036
Luxfer Holdings PLC (United Kingdom)	12,165	100,361
Manitowoc Co., Inc. (The)(b)(c)	55,560	796,175
Marten Transport Ltd.	16,666	314,154
Masonite International Corp.(b)	8,320	739,232
MasterBrand, Inc.(b)	38,288	513,825
Matson, Inc.(c)	3,214	307,805
Matthews International Corp., Class A	18,185	621,018
Maximus, Inc.	2,250	187,853
Mayville Engineering Co., Inc.(b)(c)	30,442	386,613
McGrath RentCorp	3,849	391,405
Miller Industries, Inc.	17,183	682,852
Mistras Group, Inc.(b)(c)	20,563	136,127
Montrose Environmental Group, Inc.(b)	11,982	374,677
Moog, Inc., Class A	3,995	559,340
MRC Global, Inc.(b)	24,552	253,868
Mueller Industries, Inc.	13,222	549,110
Mueller Water Products, Inc., Class A	28,914	384,267
MYR Group, Inc.(b)	6,360	791,311
National Presto Industries, Inc.	3,622	270,636
Nextracker, Inc., Class A(b)	4,358	177,109
Northwest Pipe Co.(b)(c)	5,533	150,055
NOW, Inc.(b)	23,698	236,269
NV5 Global, Inc.(b)(c)	1,217	118,390
Pangaea Logistics Solutions Ltd.	50,890	356,230
Park Aerospace Corp.	11,216	169,137
Park-Ohio Holdings Corp.(c)	7,502	170,821
PGT Innovations, Inc.(b)	38,043	1,224,604
Pitney Bowes, Inc.	73,754	297,966
Powell Industries, Inc.	9,997	831,351
Preformed Line Products Co.	2,737	341,058
Primoris Services Corp.	28,037	851,203
Proto Labs, Inc.(b)	3,554	128,655
Quanex Building Products Corp.	18,346	564,873
Radiant Logistics, Inc.(b)(c)	19,893	119,557
Resideo Technologies, Inc.(b)	39,071	641,937
Resources Connection, Inc.	18,187	247,343
REV Group, Inc.	17,407	274,857
Rush Enterprises, Inc., Class A	7,488	297,049
RXO, Inc.(b)(c)	13,079	274,136
Safe Bulkers, Inc. (Greece)	27,107	105,175
Shoals Technologies Group, Inc., Class A(b)(c)	3,413	47,270
Shyft Group, Inc. (The)	25,024	277,016
Simpson Manufacturing Co., Inc.	1,895	316,408
SkyWest, Inc.(b)	32,570	1,539,910
SKYX Platforms Corp., Class C(b)	35,266	54,662
SP Plus Corp.(b)	19,293	986,837
SPX Technologies, Inc.(b)	3,211	273,930
Standex International Corp.	5,178	692,920
Sterling Infrastructure, Inc.(b)	25,450	1,616,329
Tennant Co.	6,085	520,998
Terex Corp.	16,526	818,037
Textainer Group Holdings Ltd. (China)	26,262	1,292,878
Thermon Group Holdings, Inc.(b)	27,039	815,226

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Titan International, Inc.(b)(c)	11,661	$152,409
Titan Machinery, Inc.(b)	37,505	857,364
Transcat, Inc.(b)(c)	6,985	684,390
TriNet Group, Inc.(b)	1,725	199,979
Trinity Industries, Inc.	8,905	222,269
Triumph Group, Inc.(b)	16,113	180,304
TrueBlue, Inc.(b)	27,285	380,353
UFP Industries, Inc.	4,123	452,004
UniFirst Corp.	1,436	247,854
Universal Logistics Holdings, Inc.	7,758	191,933
V2X, Inc.(b)	4,196	177,910
Verra Mobility Corp., Class A(b)	16,169	324,674
Viad Corp.(b)	4,985	166,001
Vicor Corp.(b)(c)	2,246	82,136
VSE Corp.(c)	9,807	592,637
Wabash National Corp.(c)	56,559	1,239,773
Watts Water Technologies, Inc., Class A	1,709	329,000
Werner Enterprises, Inc.(c)	9,364	374,654
Willis Lease Finance Corp.(b)(c)	4,450	203,454
		81,260,913
Information Technology-8.78%
A10 Networks, Inc.	12,825	160,184
ACI Worldwide, Inc.(b)	4,511	120,624
Adeia, Inc.	23,718	217,968
Advanced Energy Industries, Inc.(c)	3,081	292,849
Aehr Test Systems(b)(c)	17,094	392,478
Agilysys, Inc.(b)	5,121	440,867
Alkami Technology, Inc.(b)(c)	6,249	142,290
Alpha & Omega Semiconductor Ltd.(b)	8,558	183,056
Altair Engineering, Inc., Class A(b)(c)	2,229	161,513
Ambarella, Inc.(b)	2,984	175,191
Amkor Technology, Inc.	5,020	141,413
AppFolio, Inc., Class A(b)	2,007	379,825
Appian Corp., Class A(b)(c)	2,934	106,328
Applied Digital Corp.(b)(c)	32,181	150,285
Arlo Technologies, Inc.(b)(c)	9,532	86,646
AvePoint, Inc.(b)(c)	20,903	171,196
Aviat Networks, Inc.(b)	6,780	205,502
Axcelis Technologies, Inc.(b)(c)	1,812	225,195
Badger Meter, Inc.	2,433	358,551
Bel Fuse, Inc., Class B	18,315	990,841
Belden, Inc.	5,751	382,096
Benchmark Electronics, Inc.	18,748	467,763
Blackbaud, Inc.(b)	1,698	127,758
Box, Inc., Class A(b)	6,839	178,977
Calix, Inc.(b)(c)	6,583	254,038
Clear Secure, Inc., Class A(c)	5,298	113,006
Climb Global Solutions, Inc.(c)	5,221	248,989
Cohu, Inc.(b)	14,797	469,509
CommVault Systems, Inc.(b)	3,822	281,223
CompoSecure, Inc.(b)	42,699	213,068
Comtech Telecommunications Corp.	25,170	297,258
Consensus Cloud Solutions, Inc.(b)(c)	9,117	167,935
CoreCard Corp.(b)(c)	5,872	76,512
Corsair Gaming, Inc.(b)(c)	5,121	66,112
Couchbase, Inc.(b)(c)	7,179	140,996
CPI Card Group, Inc.(b)(c)	11,259	200,298
Credo Technology Group Holding Ltd.(b)(c)	15,480	277,247
CTS Corp.(c)	15,625	605,469
Daktronics, Inc.(b)(c)	80,490	839,511
Digi International, Inc.(b)(c)	12,119	285,281
Digimarc Corp.(b)(c)	2,472	82,540
	Shares	Value
Information Technology-(continued)
Diodes, Inc.(b)	4,242	$281,754
Ebix, Inc.(c)	3,601	14,188
Envestnet, Inc.(b)	2,280	86,708
ePlus, Inc.(b)	2,412	153,114
Evolv Technologies Holdings, Inc.(b)(c)	27,015	108,060
Extreme Networks, Inc.(b)	27,862	449,693
Fabrinet (Thailand)(b)(c)	1,735	280,897
FormFactor, Inc.(b)	9,181	345,022
Freshworks, Inc., Class A(b)	14,533	290,951
Hackett Group, Inc. (The)	24,702	551,102
Harmonic, Inc.(b)	33,063	365,677
Ichor Holdings Ltd.(b)	20,484	535,247
Immersion Corp.(c)	28,736	186,209
Impinj, Inc.(b)(c)	3,712	310,286
indie Semiconductor, Inc., A Shares (China)(b)(c)	28,012	208,970
Infinera Corp.(b)(c)	28,097	109,297
Information Services Group, Inc.	21,963	91,366
Insight Enterprises, Inc.(b)(c)	2,939	445,023
Intapp, Inc.(b)(c)	2,364	88,650
InterDigital, Inc.	3,882	387,889
inTEST Corp.(b)(c)	18,040	235,783
Iteris, Inc.(b)(c)	33,326	141,302
Itron, Inc.(b)	4,740	319,381
Kimball Electronics, Inc.(b)	14,034	345,798
Knowles Corp.(b)	5,667	89,935
Kulicke & Soffa Industries, Inc. (Singapore)(c)	7,520	387,430
KVH Industries, Inc.(b)(c)	20,143	96,485
LiveRamp Holdings, Inc.(b)	5,922	196,374
Luna Innovations, Inc.(b)(c)	38,138	242,939
MACOM Technology Solutions Holdings, Inc.(b)(c)	3,069	257,735
Maxeon Solar Technologies Ltd.(b)(c)	5,249	21,678
MaxLinear, Inc.(b)	3,752	70,275
MeridianLink, Inc.(b)(c)	5,878	111,800
Methode Electronics, Inc.	6,811	161,625
MicroStrategy, Inc., Class A(b)(c)	371	184,869
Mirion Technologies, Inc.(b)(c)	13,451	120,117
Mitek Systems, Inc.(b)(c)	9,536	107,661
Model N, Inc.(b)(c)	6,837	156,909
N-able, Inc.(b)	6,261	74,569
Napco Security Technologies, Inc.	9,062	277,297
Navitas Semiconductor Corp.(b)(c)	10,071	69,893
NetScout Systems, Inc.(b)	2,710	54,417
nLight, Inc.(b)	11,134	147,191
Novanta, Inc.(b)	1,004	145,018
NVE Corp.(c)	5,843	418,768
Olo, Inc., Class A(b)	22,104	118,477
OneSpan, Inc.(b)(c)	5,034	50,491
Onto Innovation, Inc.(b)(c)	2,498	352,243
OSI Systems, Inc.(b)	4,285	528,298
PagerDuty, Inc.(b)(c)	5,204	113,447
PC Connection, Inc.	4,302	256,528
PDF Solutions, Inc.(b)	11,257	337,597
Perficient, Inc.(b)(c)	1,164	72,028
Photronics, Inc.(b)	28,694	606,304
Plexus Corp.(b)	5,693	580,060
Power Integrations, Inc.	1,494	114,157
PowerSchool Holdings, Inc., Class A(b)(c)	7,377	172,032
Progress Software Corp.	5,050	271,993
PROS Holdings, Inc.(b)(c)	6,059	221,456
Qualys, Inc.(b)(c)	656	121,255
Rambus, Inc.(b)	2,570	173,912

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Richardson Electronics Ltd.(c)	13,867	$180,548
Rogers Corp.(b)	1,194	154,504
Sanmina Corp.(b)	8,904	446,179
Sapiens International Corp. N.V. (Israel)	3,651	93,940
ScanSource, Inc.(b)	17,755	593,550
Silicon Laboratories, Inc.(b)(c)	538	56,689
SiTime Corp.(b)(c)	1,068	118,121
SMART Global Holdings, Inc.(b)(c)	23,210	386,679
SoundThinking, Inc.(b)(c)	11,406	253,898
Sprinklr, Inc., Class A(b)(c)	10,041	157,443
Sprout Social, Inc., Class A(b)(c)	2,208	125,635
SPS Commerce, Inc.(b)	1,218	209,837
Squarespace, Inc., Class A(b)	6,735	188,782
TTM Technologies, Inc.(b)	29,400	441,294
Ultra Clean Holdings, Inc.(b)	11,143	302,421
Varonis Systems, Inc.(b)(c)	6,738	282,255
Veeco Instruments, Inc.(b)	19,099	544,894
Viavi Solutions, Inc.(b)	10,808	87,329
Vishay Intertechnology, Inc.	21,086	468,742
Vishay Precision Group, Inc.(b)	9,731	296,698
Weave Communications, Inc.(b)(c)	15,517	146,480
Workiva, Inc.(b)(c)	1,457	140,120
Xerox Holdings Corp.	10,761	150,546
Yext, Inc.(b)	25,895	171,684
Zeta Global Holdings Corp.(b)(c)	23,006	187,959
Zuora, Inc., Class A(b)(c)	11,008	100,393
		30,980,638
Materials-5.92%
AdvanSix, Inc.	12,749	333,131
Alpha Metallurgical Resources, Inc.	1,713	480,599
American Vanguard Corp.(c)	13,332	125,054
Arch Resources, Inc.	1,171	194,339
ATI, Inc.(b)	12,015	528,059
Avient Corp.	6,209	213,279
Balchem Corp.	886	110,502
Cabot Corp.	3,293	249,939
Caledonia Mining Corp. PLC (South Africa)	12,021	142,449
Carpenter Technology Corp.	11,622	822,954
Century Aluminum Co.(b)(c)	12,254	96,316
Clearwater Paper Corp.(b)	14,015	491,506
Commercial Metals Co.	8,559	387,979
Compass Minerals International, Inc.	6,342	153,984
Constellium SE(b)	34,731	604,319
Core Molding Technologies, Inc.(b)	23,339	419,869
Ecovyst, Inc.(b)(c)	59,700	568,344
Greif, Inc., Class A	3,249	227,105
Greif, Inc., Class B	1,086	75,640
H.B. Fuller Co.	3,275	247,852
Hawkins, Inc.	10,888	668,959
Haynes International, Inc.	9,819	481,917
Hecla Mining Co.(c)	37,667	187,582
Ingevity Corp.(b)	2,149	83,360
Innospec, Inc.	3,061	321,619
Kaiser Aluminum Corp.	1,477	86,375
Knife River Corp.(b)(c)	7,701	459,596
Koppers Holdings, Inc.	33,047	1,492,733
Livent Corp.(b)(c)	6,629	91,215
Materion Corp.	5,538	626,403
Mativ Holdings, Inc., Class A	5,944	69,545
Minerals Technologies, Inc.	6,354	398,015
Myers Industries, Inc.	13,466	237,271
Novagold Resources, Inc. (Canada)(b)	17,766	74,617
	Shares	Value
Materials-(continued)
O-I Glass, Inc.(b)	30,592	$451,538
Olympic Steel, Inc.	24,940	1,409,858
Orion S.A. (Germany)	42,319	1,008,462
Piedmont Lithium, Inc.(b)(c)	3,161	81,901
Quaker Chemical Corp.	1,077	192,557
Rayonier Advanced Materials, Inc.(b)(c)	207,288	684,050
Ryerson Holding Corp.	32,001	991,071
Schnitzer Steel Industries, Inc., Class A	5,640	144,553
Sensient Technologies Corp.	1,762	102,090
Stepan Co.	1,780	146,975
Summit Materials, Inc., Class A(b)	11,719	406,532
SunCoke Energy, Inc.	90,839	845,711
Sylvamo Corp.	9,798	492,643
TimkenSteel Corp.(b)(c)	16,106	327,274
TriMas Corp.	19,406	497,376
Tronox Holdings PLC, Class A(c)	7,564	96,441
United States Lime & Minerals, Inc.(c)	1,509	319,923
Warrior Met Coal, Inc.	16,616	929,998
		20,881,379
Real Estate-2.66%
Alexander & Baldwin, Inc.	9,003	150,800
Apartment Investment & Management Co., Class A(b)	92,546	637,642
Apple Hospitality REIT, Inc.	10,871	181,220
Armada Hoffler Properties, Inc.	14,518	159,408
Braemar Hotels & Resorts, Inc.	20,420	42,882
CareTrust REIT, Inc.	13,049	301,171
CBL & Associates Properties, Inc.(c)	5,736	134,796
Chatham Lodging Trust	17,189	170,343
Community Healthcare Trust, Inc.	5,488	148,725
COPT Defense Properties(c)	3,705	89,661
CTO Realty Growth, Inc.	5,153	87,086
DiamondRock Hospitality Co.	25,069	208,574
Empire State Realty Trust, Inc., Class A(c)	13,869	124,266
Equity Commonwealth	3,989	74,953
Essential Properties Realty Trust, Inc.	8,576	203,680
eXp World Holdings, Inc.(c)	16,184	195,988
Forestar Group, Inc.(b)(c)	21,514	656,822
Four Corners Property Trust, Inc.	6,204	142,630
Getty Realty Corp.	13,049	384,032
Global Medical REIT, Inc.	9,357	93,851
Global Net Lease, Inc.(c)	10,891	95,623
Kite Realty Group Trust	8,587	181,357
LTC Properties, Inc.	3,580	116,780
LXP Industrial Trust	11,585	101,716
Macerich Co. (The)(c)	26,743	306,742
National Health Investors, Inc.	1,686	91,482
NETSTREIT Corp.	7,124	109,567
Outfront Media, Inc.	5,763	70,481
Plymouth Industrial REIT, Inc.(c)	15,120	328,860
Postal Realty Trust, Inc., Class A	8,389	117,446
PotlatchDeltic Corp.	4,051	185,698
RE/MAX Holdings, Inc., Class A(c)	7,607	69,984
RLJ Lodging Trust	17,096	182,756
RMR Group, Inc. (The), Class A	3,438	81,928
RPT Realty	19,336	224,684
Ryman Hospitality Properties, Inc.(c)	1,873	187,956
Sabra Health Care REIT, Inc.	7,162	104,565
Safehold, Inc.(b)(c)	3,424	67,419
Service Properties Trust	53,870	385,171
SITE Centers Corp.	8,231	108,567
St. Joe Co. (The)	2,394	123,123

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Real Estate-(continued)
Summit Hotel Properties, Inc.	36,414	$227,952
Sunstone Hotel Investors, Inc.(c)	21,208	209,535
Tanger, Inc.(c)	25,481	636,006
Tejon Ranch Co.(b)	9,430	148,900
Terreno Realty Corp.(c)	1,564	89,320
UMH Properties, Inc.	5,770	81,472
Universal Health Realty Income Trust	1,927	76,830
Urban Edge Properties	8,859	148,388
Veris Residential, Inc.(c)	5,451	78,985
Whitestone REIT	8,113	88,918
Xenia Hotels & Resorts, Inc.(c)	13,265	161,966
		9,378,707
Utilities-1.64%
ALLETE, Inc.	3,054	169,436
American States Water Co.	2,401	191,840
Artesian Resources Corp., Class A(c)	4,639	195,070
Avista Corp.	4,756	161,466
Black Hills Corp.	1,966	101,426
Brookfield Infrastructure Corp., Class A (Canada)	5,128	159,276
Cadiz, Inc.(b)(c)	30,139	82,279
California Water Service Group	2,843	143,771
Chesapeake Utilities Corp.	1,652	157,931
Consolidated Water Co. Ltd. (Cayman Islands)(c)	20,527	740,819
Genie Energy Ltd., Class B	55,697	1,350,652
MGE Energy, Inc.	2,040	150,450
Middlesex Water Co.	1,502	95,978
New Jersey Resources Corp.	3,894	164,327
Northwest Natural Holding Co.	2,790	102,170
NorthWestern Energy Group, Inc.	3,051	153,496
ONE Gas, Inc.	3,450	198,823
	Shares	Value
Utilities-(continued)
Ormat Technologies, Inc.(c)	1,297	$87,314
Otter Tail Corp.(c)	3,750	286,162
PNM Resources, Inc.	2,954	122,798
Portland General Electric Co.	3,068	125,972
SJW Group	4,756	312,184
Spire, Inc.	1,588	96,884
Unitil Corp.	5,344	259,077
York Water Co. (The)	4,927	187,620
		5,797,221
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $353,864,671)		352,777,581
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.47%
Invesco Private Government Fund, 5.32%(f)(g)(h)	21,387,249	21,387,249
Invesco Private Prime Fund, 5.55%(f)(g)(h)	54,345,546	54,367,284
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $75,740,269)		75,754,533
TOTAL INVESTMENTS IN SECURITIES-121.42% (Cost $429,604,940)		428,532,114
OTHER ASSETS LESS LIABILITIES-(21.42)%		(75,586,922)
NET ASSETS-100.00%		$352,945,192

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Restricted security. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,314,697	$(3,314,697)	$-	$-	$-	$1,730
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2023
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$19,866,984	$29,724,118	$(28,203,853)	$-	$-	$21,387,249	$277,149*
Invesco Private Prime Fund	51,230,661	69,994,047	(66,879,497)	14,279	7,794	54,367,284	743,641*
Total	$71,097,645	$103,032,862	$(98,398,047)	$14,279	$7,794	$75,754,533	$1,022,520

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco International Developed Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$250,398,701	$-	$-	$250,398,701
Money Market Funds	-	20,283,155	-	20,283,155
Total Investments	$250,398,701	$20,283,155	$-	$270,681,856
Invesco Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,952,644,612	$-	$76,431	$4,952,721,043
Money Market Funds	-	381,223,281	-	381,223,281
Total Investments	$4,952,644,612	$381,223,281	$76,431	$5,333,944,324
Invesco Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$352,685,080	$92,501	$-	$352,777,581
Money Market Funds	-	75,754,533	-	75,754,533
Total Investments	$352,685,080	$75,847,034	$-	$428,532,114